December 31, *2014*

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Annual *Reports*

PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-25

Financial Highlights	C-26

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Sub-Advisory Agreements	F-8

Special Meetings of Shareholders	F-23

Where to Go for More Information	F-24

    The 2014 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

    The 2014 Annual Reports for all underlying investment options other than Pacific Select Fund will be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	4,889,498	$41,522,592	$42,657,892
Floating Rate Income	Floating Rate Income Class I *	236,057	2,440,456	2,424,132
Floating Rate Loan	Floating Rate Loan Class I *	2,440,781	14,744,933	15,058,372
High Yield Bond	High Yield Bond Class I *	13,064,094	82,932,643	88,676,761
Inflation Managed	Inflation Managed Class I *	9,610,090	107,542,366	95,968,523
Inflation Strategy	Inflation Strategy Class I *	135,474	1,387,799	1,357,952
Managed Bond	Managed Bond Class I *	23,679,111	269,972,355	279,297,694
Short Duration Bond	Short Duration Bond Class I *	7,062,060	66,752,195	67,244,682
Emerging Markets Debt	Emerging Markets Debt Class I *	378,618	3,955,783	3,685,921
American Funds® Growth	American Funds Growth Class I *	5,581,577	46,022,899	73,504,430
American Funds Growth-Income	American Funds Growth-Income Class I *	4,263,319	40,672,671	65,422,619
Comstock	Comstock Class I *	4,495,033	41,119,603	54,683,741
Dividend Growth	Dividend Growth Class I *	3,828,867	39,971,810	56,635,333
Equity Index	Equity Index Class I *	12,895,825	374,127,452	591,431,202
Focused Growth	Focused Growth Class I *	1,439,110	18,313,537	26,391,332
Growth	Growth Class I *	9,884,802	157,806,878	193,169,687
Large-Cap Growth	Large-Cap Growth Class I *	5,996,394	32,749,479	46,192,492
Large-Cap Value	Large-Cap Value Class I *	6,955,201	77,100,283	123,319,212
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,236,765	10,280,496	13,639,806
Main Street® Core	Main Street Core Class I *	6,570,678	123,135,093	187,895,368
Mid-Cap Equity	Mid-Cap Equity Class I *	7,217,508	82,098,724	101,910,360
Mid-Cap Growth	Mid-Cap Growth Class I *	4,779,496	41,011,617	49,372,430
Mid-Cap Value	Mid-Cap Value Class I *	914,767	12,014,405	12,740,478
Small-Cap Equity	Small-Cap Equity Class I *	1,172,836	15,135,690	18,846,498
Small-Cap Growth	Small-Cap Growth Class I *	2,169,574	23,065,734	28,293,832
Small-Cap Index	Small-Cap Index Class I *	12,060,897	136,143,854	216,138,206
Small-Cap Value	Small-Cap Value Class I *	4,184,819	52,446,949	66,523,120
Value Advantage	Value Advantage Class I *	452,086	5,577,293	6,027,380
Health Sciences	Health Sciences Class I *	2,292,796	36,494,877	64,134,592
Real Estate	Real Estate Class I *	4,856,571	70,640,295	105,289,420
Technology	Technology Class I *	2,865,538	13,534,410	16,204,243
Emerging Markets	Emerging Markets Class I *	8,475,273	120,027,405	128,129,512
International Large-Cap	International Large-Cap Class I *	18,056,705	113,393,309	136,650,886
International Small-Cap	International Small-Cap Class I *	1,814,685	12,397,506	14,384,966
International Value	International Value Class I *	12,309,388	141,590,108	130,010,539
Currency Strategies	Currency Strategies Class I *	47,263	485,520	501,764
Global Absolute Return	Global Absolute Return Class I *	136,282	1,344,507	1,425,507
Precious Metals	Precious Metals Class I *	509,921	2,695,280	2,064,456
American Funds Asset Allocation	American Funds Asset Allocation Class I *	1,074,882	18,750,994	21,528,771
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	359,939	4,531,468	4,846,920
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,351,155	19,699,774	21,840,835
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,373,217	20,721,865	23,761,520
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,698,298	18,069,618	19,157,249
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,144,677	41,663,757	48,874,281
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	19,282,838	190,421,600	235,015,292
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,686,888	241,013,002	310,508,241
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,168,555	98,926,722	129,631,724

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	264,434	9,108,557	9,101,821

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	504,785	8,890,562	10,019,979

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,388,238	21,958,240	22,656,044
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,214,228	61,147,785	59,715,611

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	6,301	305,128	310,212

See Notes to Financial Statements	G-1	See explanation of symbol on page G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,600,547	$37,679,634	$58,740,070
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	76,360	860,873	945,336
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	174,151	1,994,668	2,180,376
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	684,182	7,908,261	8,689,112
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	602,565	7,110,999	7,887,577
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	684,344	7,830,319	8,862,249
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	134,699	2,608,502	2,617,196
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	73,302	1,321,309	1,350,948
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	133,095	1,437,985	1,462,713
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2 *	137,259	7,221,298	8,619,887
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,056,237	30,868,072	38,911,755
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	170,226,384	170,226,384	170,226,384
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	395,764	5,135,570	6,047,276

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,014,729	17,153,502	15,271,670
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,331,227	43,330,390	41,938,782

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	113,109	2,101,557	2,120,801

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	546,187	19,557,568	17,232,191
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	110,891	5,764,395	6,571,387

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	33,667	425,917	399,289
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	253,250	3,259,243	3,076,992

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	530,347	14,292,940	15,761,927
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	1,255,036	21,093,985	23,406,413

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	61,804	788,467	734,853
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	197,964	4,691,069	4,842,200
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	403,012	8,153,859	7,500,047
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	1,349,986	22,945,054	22,747,262

	M Fund, Inc.
I	M International Equity	5,039,855	56,020,314	60,125,465
II	M Large Cap Growth	1,913,325	33,823,740	45,824,141
III	M Capital Appreciation	1,742,682	40,195,681	52,663,845
V	M Large Cap Value	1,930,792	22,502,733	25,795,383

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	784,117	13,849,688	11,996,987
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	489,044	14,540,747	16,373,206

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	9,569	206,584	228,506

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	82,545	3,279,902	3,228,327

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	498,041	6,176,737	5,782,255

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	164,530	1,901,458	1,847,671

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,049,684	45,608,574	61,573,130
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,793,882	41,714,578	53,708,819

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,647,071	52,377,717	41,786,201

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$42,657,892	$2,424,132	$15,058,372	$88,676,761	$95,968,523	$1,357,952	$279,297,694
Receivables:
Due from Pacific Life Insurance Company	-	15	24	-	-	20,484	-
Investments sold	258,857	-	-	70,872	132,441	-	21,598
Total Assets	42,916,749	2,424,147	15,058,396	88,747,633	96,100,964	1,378,436	279,319,292
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	258,857	-	-	70,788	132,530	-	21,552
Investments purchased	-	15	40	-	-	20,484	-
Total Liabilities	258,857	15	40	70,788	132,530	20,484	21,552
NET ASSETS	$42,657,892	$2,424,132	$15,058,356	$88,676,845	$95,968,434	$1,357,952	$279,297,740
Units Outstanding	2,880,608	236,154	1,393,249	1,388,604	1,664,599	128,533	4,337,906
Accumulation Unit Value	$14.81	$10.27	$10.81	$63.86	$57.65	$10.57	$64.39
Cost of Investments	$41,522,592	$2,440,456	$14,744,933	$82,932,643	$107,542,366	$1,387,799	$269,972,355
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$67,244,682	$3,685,921	$73,504,430	$65,422,619	$54,683,741	$56,635,333	$591,431,202
Receivables:
Due from Pacific Life Insurance Company	73,940	166	-	-	16,060		-
Investments sold	-	-	183,767	21,009	-	6,776	370,997
Total Assets	67,318,622	3,686,087	73,688,197	65,443,628	54,699,801	56,642,109	591,802,199
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	183,781	25,642	-	6,714	370,640
Investments purchased	73,920	164	-	-	15,869	-	-
Total Liabilities	73,920	164	183,781	25,642	15,869	6,714	370,640
NET ASSETS	$67,244,702	$3,685,923	$73,504,416	$65,417,986	$54,683,932	$56,635,395	$591,431,559
Units Outstanding	5,302,346	370,370	3,462,006	3,283,644	2,726,701	2,488,413	6,487,525
Accumulation Unit Value	$12.68	$9.95	$21.23	$19.92	$20.05	$22.76	$91.16
Cost of Investments	$66,752,195	$3,955,783	$46,022,899	$40,672,671	$41,119,603	$39,971,810	$374,127,452
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$26,391,332	$193,169,687	$46,192,492	$123,319,212	$13,639,806	$187,895,368	$101,910,360
Receivables:
Due from Pacific Life Insurance Company	-	-	65,549	-	-	-	-
Investments sold	19,652	20,350	-	23,316	10,075	47,853	8,076
Total Assets	26,410,984	193,190,037	46,258,041	123,342,528	13,649,881	187,943,221	101,918,436
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19,627	20,285	-	22,895	10,058	47,833	7,876
Investments purchased	-	-	65,545	-	-	-	-
Total Liabilities	19,627	20,285	65,545	22,895	10,058	47,833	7,876
NET ASSETS	$26,391,357	$193,169,752	$46,192,496	$123,319,633	$13,639,823	$187,895,388	$101,910,560
Units Outstanding	1,186,635	2,625,680	3,587,219	4,512,853	803,940	2,156,015	2,713,308
Accumulation Unit Value	$22.24	$73.57	$12.88	$27.33	$16.97	$87.15	$37.56
Cost of Investments	$18,313,537	$157,806,878	$32,749,479	$77,100,283	$10,280,496	$123,135,093	$82,098,724

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$49,372,430	$12,740,478	$18,846,498	$28,293,832	$216,138,206	$66,523,120	$6,027,380
Receivables:
Due from Pacific Life Insurance Company	10,047	2,055	-	-	-	-	104
Investments sold	-	-	1,786	818	23,691	109,730	-
Total Assets	49,382,477	12,742,533	18,848,284	28,294,650	216,161,897	66,632,850	6,027,484
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1,720	731	23,985	109,701	-
Investments purchased	10,167	2,074	-	-	-	-	103
Total Liabilities	10,167	2,074	1,720	731	23,985	109,701	103
NET ASSETS	$49,372,310	$12,740,459	$18,846,564	$28,293,919	$216,137,912	$66,523,149	$6,027,381
Units Outstanding	2,994,687	468,370	727,170	1,253,537	6,797,480	1,649,099	452,061
Accumulation Unit Value	$16.49	$27.20	$25.92	$22.57	$31.80	$40.34	$13.33
Cost of Investments	$41,011,617	$12,014,405	$15,135,690	$23,065,734	$136,143,854	$52,446,949	$5,577,293
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$64,134,592	$105,289,420	$16,204,243	$128,129,512	$136,650,886	$14,384,966	$130,010,539
Receivables:
Due from Pacific Life Insurance Company	-	-	-	21,717	-	23,556	67,764
Investments sold	13,552	181,631	9,825	-	202,444	-	-
Total Assets	64,148,144	105,471,051	16,214,068	128,151,229	136,853,330	14,408,522	130,078,303
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,537	181,695	9,848	-	202,550	-	-
Investments purchased	-	-	-	21,850	-	23,542	67,788
Total Liabilities	13,537	181,695	9,848	21,850	202,550	23,542	67,788
NET ASSETS	$64,134,607	$105,289,356	$16,204,220	$128,129,379	$136,650,780	$14,384,980	$130,010,515
Units Outstanding	1,358,410	1,689,388	1,633,147	3,087,426	9,048,553	1,198,862	4,880,181
Accumulation Unit Value	$47.21	$62.32	$9.92	$41.50	$15.10	$12.00	$26.64
Cost of Investments	$36,494,877	$70,640,295	$13,534,410	$120,027,405	$113,393,309	$12,397,506	$141,590,108
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$501,764	$1,425,507	$2,064,456	$21,528,771	$4,846,920	$21,840,835	$23,761,520
Receivables:
Due from Pacific Life Insurance Company	30	17,302	8,817	194,201	3,764	15,693	79,693
Total Assets	501,794	1,442,809	2,073,273	21,722,972	4,850,684	21,856,528	23,841,213
LIABILITIES
Payables:
Investments purchased	30	17,302	8,817	194,207	3,763	15,706	79,691
Total Liabilities	30	17,302	8,817	194,207	3,763	15,706	79,691
NET ASSETS	$501,764	$1,425,507	$2,064,456	$21,528,765	$4,846,921	$21,840,822	$23,761,522
Units Outstanding	48,289	139,666	293,834	977,867	295,990	1,197,960	1,178,850
Accumulation Unit Value	$10.39	$10.21	$7.03	$22.02	$16.38	$18.23	$20.16
Cost of Investments	$485,520	$1,344,507	$2,695,280	$18,750,994	$4,531,468	$19,699,774	$20,721,865

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$19,157,249	$48,874,281	$235,015,292	$310,508,241	$129,631,724	$9,101,821	$10,019,979
Receivables:
Due from Pacific Life Insurance Company	27,659	-	-	68,006	-	30,218	-
Investments sold	-	69,742	172,193	-	53,768	-	148,328
Total Assets	19,184,908	48,944,023	235,187,485	310,576,247	129,685,492	9,132,039	10,168,307
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	69,787	172,223	-	53,848	-	148,325
Investments purchased	27,654	-	-	68,042	-	30,212	-
Total Liabilities	27,654	69,787	172,223	68,042	53,848	30,212	148,325
NET ASSETS	$19,157,254	$48,874,236	$235,015,262	$310,508,205	$129,631,644	$9,101,827	$10,019,982
Units Outstanding	1,641,675	4,020,807	18,768,979	24,137,404	9,981,078	731,376	624,670
Accumulation Unit Value	$11.67	$12.16	$12.52	$12.86	$12.99	$12.44	$16.04
Cost of Investments	$18,069,618	$41,663,757	$190,421,600	$241,013,002	$98,926,722	$9,108,557	$8,890,562
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$22,656,044	$59,715,611	$310,212	$58,740,070	$945,336	$2,180,376	$8,689,112
Receivables:
Due from Pacific Life Insurance Company	30,436	24,790	31	17,147	14	11	3,167
Total Assets	22,686,480	59,740,401	310,243	58,757,217	945,350	2,180,387	8,692,279
LIABILITIES
Payables:
Investments purchased	30,427	24,774	30	17,246	15	15	3,164
Total Liabilities	30,427	24,774	30	17,246	15	15	3,164
NET ASSETS	$22,656,053	$59,715,627	$310,213	$58,739,971	$945,335	$2,180,372	$8,689,115
Units Outstanding	1,156,612	3,051,858	26,021	2,608,821	69,725	162,254	662,948
Accumulation Unit Value	$19.59	$19.57	$11.92	$22.52	$13.56	$13.44	$13.11
Cost of Investments	$21,958,240	$61,147,785	$305,128	$37,679,634	$860,873	$1,994,668	$7,908,261
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
ASSETS
Investments in mutual funds, at value	$7,887,577	$8,862,249	$2,617,196	$1,350,948	$1,462,713	$8,619,887	$38,911,755
Receivables:
Due from Pacific Life Insurance Company	1,905	2,610	1,343	1,929	58	-	-
Investments sold	-	-	-	-	-	498	116,071
Total Assets	7,889,482	8,864,859	2,618,539	1,352,877	1,462,771	8,620,385	39,027,826
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	490	115,982
Investments purchased	1,901	2,608	1,343	1,929	58	-	-
Total Liabilities	1,901	2,608	1,343	1,929	58	490	115,982
NET ASSETS	$7,887,581	$8,862,251	$2,617,196	$1,350,948	$1,462,713	$8,619,895	$38,911,844
Units Outstanding	580,865	678,916	192,608	98,346	113,219	415,565	1,620,708
Accumulation Unit Value	$13.58	$13.05	$13.59	$13.74	$12.92	$20.74	$24.01
Cost of Investments	$7,110,999	$7,830,319	$2,608,502	$1,321,309	$1,437,985	$7,221,298	$30,868,072

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Fidelity VIP Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
ASSETS
Investments in mutual funds, at value	$170,226,384	$6,047,276	$15,271,670	$41,938,782	$2,120,801	$17,232,191	$6,571,387
Receivables:
Due from Pacific Life Insurance Company	443,070	113,068	9,078	39,256	15,841	3,732	252
Total Assets	170,669,454	6,160,344	15,280,748	41,978,038	2,136,642	17,235,923	6,571,639
LIABILITIES
Payables:
Investments purchased	442,631	113,062	9,074	39,219	15,842	3,873	251
Total Liabilities	442,631	113,062	9,074	39,219	15,842	3,873	251
NET ASSETS	$170,226,823	$6,047,282	$15,271,674	$41,938,819	$2,120,800	$17,232,050	$6,571,388
Units Outstanding	17,021,081	302,551	1,273,231	3,383,661	152,788	1,750,222	341,813
Accumulation Unit Value	$10.00	$19.99	$11.99	$12.39	$13.88	$9.85	$19.23
Cost of Investments	$170,226,384	$5,135,570	$17,153,502	$43,330,390	$2,101,557	$19,557,568	$5,764,395
	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$399,289	$3,076,992	$15,761,927	$23,406,413	$734,853	$4,842,200	$7,500,047
Receivables:
Due from Pacific Life Insurance Company	-	14	9,407	3,410	21	-	7,698
Investments sold	-	-	-	-	-	30,881	-
Total Assets	399,289	3,077,006	15,771,334	23,409,823	734,874	4,873,081	7,507,745
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	30,994	-
Investments purchased	-	15	9,406	3,428	-	-	1,516
Total Liabilities	-	15	9,406	3,428	-	30,994	1,516
NET ASSETS	$399,289	$3,076,991	$15,761,928	$23,406,395	$734,874	$4,842,087	$7,506,229
Units Outstanding	39,227	206,026	761,676	1,342,561	72,657	299,887	458,236
Accumulation Unit Value	$10.18	$14.93	$20.69	$17.43	$10.11	$16.15	$16.38
Cost of Investments	$425,917	$3,259,243	$14,292,940	$21,093,985	$788,467	$4,691,069	$8,153,859
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class
ASSETS
Investments in mutual funds, at value	$22,747,262	$60,125,465	$45,824,141	$52,663,845	$25,795,383	$11,996,987	$16,373,206
Receivables:
Due from Pacific Life Insurance Company	97,943	-	-	8,528	2,731	4,263	2,330
Investments sold	-	283,692	7,236	-	-	-	-
Total Assets	22,845,205	60,409,157	45,831,377	52,672,373	25,798,114	12,001,250	16,375,536
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	283,749	7,261	-	-	-	-
Investments purchased	97,946	-	-	8,521	2,958	4,265	2,312
Total Liabilities	97,946	283,749	7,261	8,521	2,958	4,265	2,312
NET ASSETS	$22,747,259	$60,125,408	$45,824,116	$52,663,852	$25,795,156	$11,996,985	$16,373,224
Units Outstanding	2,204,601	1,793,862	1,075,123	740,956	1,030,936	665,038	961,535
Accumulation Unit Value	$10.32	$33.52	$42.62	$71.08	$25.02	$18.04	$17.03
Cost of Investments	$22,945,054	$56,020,314	$33,823,740	$40,195,681	$22,502,733	$13,849,688	$14,540,747

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/ VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$228,506	$3,228,327	$5,782,255	$1,847,671	$61,573,130	$53,708,819	$41,786,201
Receivables:
Due from Pacific Life Insurance Company	15	89	2,794	1,818	-	-	-
Investments sold	-	-	-	-	3,579	232,548	107,101
Total Assets	228,521	3,228,416	5,785,049	1,849,489	61,576,709	53,941,367	41,893,302
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	3,607	232,679	107,124
Investments purchased	15	91	2,875	1,853	-	-	-
Total Liabilities	15	91	2,875	1,853	3,607	232,679	107,124
NET ASSETS	$228,506	$3,228,325	$5,782,174	$1,847,636	$61,573,102	$53,708,688	$41,786,178
Units Outstanding	17,146	274,354	603,349	145,785	2,699,859	2,898,123	1,900,239
Accumulation Unit Value	$13.33	$11.77	$9.58	$12.67	$22.81	$18.53	$21.99
Cost of Investments	$206,584	$3,279,902	$6,176,737	$1,901,458	$45,608,574	$41,714,578	$52,377,717

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	353,798	52,175	1,019	1,748,244	(2,091,830)	(72,384)	6,690,333
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	353,798	52,175	1,019	1,748,244	(2,091,830)	(72,384)	6,690,333
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,193,558	(31,596)	200,092	(1,298,833)	5,383,843	83,316	7,306,821
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,547,356	$20,579	$201,111	$449,411	$3,292,013	$10,932	$13,997,154
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	69,226	(45,041)	4,318,739	1,576,759	3,915,510	2,771,339	15,028,744
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	69,226	(45,041)	4,318,739	1,576,759	3,915,510	2,771,339	15,028,744
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	346,649	(133,859)	1,199,771	4,358,705	626,622	3,277,749	54,318,620
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$415,875	($178,900)	$5,518,510	$5,935,464	$4,542,132	$6,049,088	$69,347,364
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/ Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,068,548	(3,867,038)	2,911,176	1,484,581	359,967	3,608,676	525,539
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,068,548	(3,867,038)	2,911,176	1,484,581	359,967	3,608,676	525,539
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,327,482	20,048,274	693,293	11,483,203	1,394,342	15,538,142	3,796,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,396,030	$16,181,236	$3,604,469	$12,967,784	$1,754,309	$19,146,818	$4,321,735

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	1,671,764	1,355,737	443,259	3,613,658	4,296,257	3,218,383	18,846
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	1,671,764	1,355,737	443,259	3,613,658	4,296,257	3,218,383	18,846
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,240,864	(674,664)	(141,331)	(4,092,841)	4,360,708	390,466	444,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,912,628	$681,073	$301,928	($479,183)	$8,656,965	$3,608,849	$463,107
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,982,041	12,432,298	372,401	6,996,313	5,891,699	(22,619)	(8,923,011)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,982,041	12,432,298	372,401	6,996,313	5,891,699	(22,619)	(8,923,011)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,105,913	13,641,281	1,140,499	(13,598,808)	(12,939,177)	(317,902)	(6,290,163)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,087,954	$26,073,579	$1,512,900	($6,602,495)	($7,047,478)	($340,521)	($15,213,174)
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(262)	455	(10,213)	763,340	79,494	392,507	665,913
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(262)	455	(10,213)	763,340	79,494	392,507	665,913
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,562	67,101	(493,999)	205,249	121,145	456,253	381,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,300	$67,556	($504,212)	$968,589	$200,639	$848,760	$1,047,036

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$123,323	$93,123
Net Investment Income	-	-	-	-	-	123,323	93,123
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	1,178,884	1,032,882	3,486,329	5,743,013	2,667,444	352,577	502,915
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	536,330
Realized Gain on Investments	1,178,884	1,032,882	3,486,329	5,743,013	2,667,444	352,577	1,039,245
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(366,744)	899,879	6,917,932	9,383,685	3,983,162	(519,040)	250,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$812,140	$1,932,761	$10,404,261	$15,126,698	$6,650,606	($43,140)	$1,383,367
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$261,503	$1,339,567	$4,779	$419,269	$13,132	$30,772	$123,961
Net Investment Income	261,503	1,339,567	4,779	419,269	13,132	30,772	123,961
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	1,918,941	763,107	10,767	2,163,340	11,087	209,756	364,531
Capital gains distributions from mutual fund investments (1)	2,995,643	5,160,465	4,982	1,167,407	14,216	50,513	152,786
Realized Gain on Investments	4,914,584	5,923,572	15,749	3,330,747	25,303	260,269	517,317
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,353,189)	(6,214,409)	(4,156)	2,499,615	(1,112)	(155,955)	(241,933)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,822,898	$1,048,730	$16,372	$6,249,631	$37,323	$135,086	$399,345
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$111,303	$118,039	$33,920	$17,604	$18,662	$-	$7,401
Net Investment Income	111,303	118,039	33,920	17,604	18,662	-	7,401
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	246,613	440,417	79,244	33,945	17,035	827,917	1,412,660
Capital gains distributions from mutual fund investments (1)	140,218	168,841	31,428	15,048	11,282	-	914,250
Realized Gain on Investments	386,831	609,258	110,672	48,993	28,317	827,917	2,326,910
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS	(156,798)	(326,629)	(50,204)	(27,635)	(659)	(74,230)	(50,956)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$341,336	$400,668	$94,388	$38,962	$46,320	$753,687	$2,283,355

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	Fidelity VIP Money Market Service Class (1)	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$11,113	$47,409	$283,821	$2,137,035	$31,605	$652,636	$1,654
Net Investment Income	11,113	47,409	283,821	2,137,035	31,605	652,636	1,654
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2)	242,700	398,223	(421,724)	43,394	(2,005,564)	614,415
Capital gains distributions from mutual fund investments (2)	-	-	-	-	60,654	2,204,832	345,385
Realized Gain (Loss) on Investments	(2)	242,700	398,223	(421,724)	104,048	199,268	959,800
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	66,454	(2,501,499)	(983,954)	(38,251)	(3,397,984)	(287,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,111	$356,563	($1,819,455)	$731,357	$97,402	($2,546,080)	$673,633
	Lazard Retirement Global Dynamic Multi Asset Service Class (1)	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Bond Debenture Class VC (1)	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$2,149	$18,797	$1,658	$19,441	$34,988	$-	$33,208
Net Investment Income	2,149	18,797	1,658	19,441	34,988	-	33,208
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(433)	118,021	748,857	1,154,892	116	20,543	1,318,036
Capital gains distributions from mutual fund investments (2)	21,374	358,288	948,215	1,662,554	17,709	29,355	1,302,157
Realized Gain on Investments	20,941	476,309	1,697,072	2,817,446	17,825	49,898	2,620,193
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(26,628)	(293,811)	488,920	(1,371,408)	(53,614)	37,053	(2,195,399)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,538)	$201,295	$2,187,650	$1,465,479	($801)	$86,951	$458,002
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class	MFS Utilities Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$417,043	$1,493,727	$18,612	$-	$291,217	$-	$311,881
Net Investment Income	417,043	1,493,727	18,612	-	291,217	-	311,881
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	19,664	(2,191,175)	3,293,874	1,685,476	924,201	1,230,105	902,124
Capital gains distributions from mutual fund investments (2)	37,971	-	5,769,266	5,082,785	2,736,224	2,360,423	601,153
Realized Gain (Loss) on Investments	57,635	(2,191,175)	9,063,140	6,768,261	3,660,425	3,590,528	1,503,277
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS	(182,155)	(3,978,570)	(4,724,564)	(870,355)	(1,720,106)	(4,507,545)	(65,314)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$292,523	($4,676,018)	$4,357,188	$5,897,906	$2,231,536	($917,017)	$1,749,844

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$838	$24,635	$146,784	$-	$-	$903,030	$49,483
Net Investment Income	838	24,635	146,784	-	-	903,030	49,483
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5,444	29,682	(156,337)	47,468	2,203,129	7,486,949	446,759
Capital gains distributions from mutual fund investments (1)	-	129,620	-	147,300	-	-	-
Realized Gain (Loss) on Investments	5,444	159,302	(156,337)	194,768	2,203,129	7,486,949	446,759
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,461	(128,203)	305,945	(269,842)	2,608,564	(4,551,020)	(10,352,430)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,743	$55,734	$296,392	($75,074)	$4,811,693	$3,838,959	($9,856,188)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	353,798	(1,543,076)	52,175	1,900	1,019	(518,062)
Change in net unrealized appreciation (depreciation) on investments	1,193,558	1,322,436	(31,596)	15,272	200,092	1,170,140
Net Increase (Decrease) in Net Assets Resulting from Operations	1,547,356	(220,640)	20,579	17,172	201,111	652,078
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,210,287	1,353,217	150,795	7,736	1,533,272	1,403,253
Transfers between variable and fixed accounts, net	23,891,909	550,979	1,287,054	1,110,097	(6,216,492)	9,374,342
Policy maintenance charges	(1,099,487)	(1,096,238)	(98,490)	(23,898)	(905,499)	(808,340)
Policy benefits and terminations	(1,872,282)	(627,402)	(86,211)	-	(605,913)	(647,404)
Other (2)	(63,850)	(210,261)	39,310	(12)	5,079	(75,805)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	22,066,577	(29,705)	1,292,458	1,093,923	(6,189,553)	9,246,046
NET INCREASE (DECREASE) IN NET ASSETS	23,613,933	(250,345)	1,313,037	1,111,095	(5,988,442)	9,898,124
NET ASSETS
Beginning of Year or Period	19,043,959	19,294,304	1,111,095	-	21,046,798	11,148,674
End of Year or Period	$42,657,892	$19,043,959	$2,424,132	$1,111,095	$15,058,356	$21,046,798

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,748,244	843,723	(2,091,830)	(2,803,629)	(72,384)	(15,211)
Change in net unrealized appreciation (depreciation) on investments	(1,298,833)	5,710,162	5,383,843	(9,241,186)	83,316	(137,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	449,411	6,553,885	3,292,013	(12,044,815)	10,932	(152,315)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,694,505	4,839,608	4,765,536	5,810,030	141,630	109,267
Transfers between variable and fixed accounts, net	(745,239)	(9,353,447)	(6,002,894)	(19,870,624)	65,839	291,179
Policy maintenance charges	(4,282,284)	(4,450,458)	(4,702,806)	(5,780,068)	(58,722)	(56,654)
Policy benefits and terminations	(3,933,672)	(3,449,425)	(5,163,750)	(8,980,025)	(21,700)	(75,340)
Other (2)	(290,223)	(425,204)	(393,422)	(6,974,238)	(181,472)	(4,061)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,556,913)	(12,838,926)	(11,497,336)	(35,794,925)	(54,425)	264,391
NET INCREASE (DECREASE) IN NET ASSETS	(4,107,502)	(6,285,041)	(8,205,323)	(47,839,740)	(43,493)	112,076
NET ASSETS
Beginning of Year	92,784,347	99,069,388	104,173,757	152,013,497	1,401,445	1,289,369
End of Year	$88,676,845	$92,784,347	$95,968,434	$104,173,757	$1,357,952	$1,401,445

(1) Operations commenced on May 1, 2013.

(2) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,690,333	518,482	69,226	37,346	(45,041)	(31,798)
Change in net unrealized appreciation (depreciation) on investments	7,306,821	(8,553,620)	346,649	191,683	(133,859)	(151,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,997,154	(8,035,138)	415,875	229,029	(178,900)	(183,325)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,142,531	18,447,556	4,063,810	3,738,748	172,932	165,174
Transfers between variable and fixed accounts, net	(35,987,272)	(8,198,989)	9,133,626	11,536,654	727,888	2,080,507
Policy maintenance charges	(15,103,790)	(16,878,888)	(3,300,557)	(3,134,577)	(115,842)	(82,061)
Policy benefits and terminations	(27,593,912)	(14,347,522)	(2,920,138)	(2,914,919)	(44,221)	(3,018)
Other (1)	(1,784,756)	(16,124,333)	(564,165)	111,216	13,622	(16,143)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(65,327,199)	(37,102,176)	6,412,576	9,337,122	754,379	2,144,459
NET INCREASE (DECREASE) IN NET ASSETS	(51,330,045)	(45,137,314)	6,828,451	9,566,151	575,479	1,961,134
NET ASSETS
Beginning of Year	330,627,785	375,765,099	60,416,251	50,850,100	3,110,444	1,149,310
End of Year	$279,297,740	$330,627,785	$67,244,702	$60,416,251	$3,685,923	$3,110,444

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	4,318,739	3,006,747	1,576,759	40,722	3,915,510	2,117,798
Change in net unrealized appreciation on investments	1,199,771	12,223,379	4,358,705	13,720,736	626,622	9,509,264
Net Increase in Net Assets Resulting from Operations	5,518,510	15,230,126	5,935,464	13,761,458	4,542,132	11,627,062
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,825,570	4,362,218	3,810,442	3,608,946	3,819,385	2,890,566
Transfers between variable and fixed accounts, net	2,028,330	5,102,445	2,881,836	4,155,806	4,042,184	5,938,923
Policy maintenance charges	(3,435,018)	(3,284,483)	(3,394,285)	(2,914,577)	(2,734,211)	(2,176,342)
Policy benefits and terminations	(4,269,256)	(2,674,334)	(1,262,753)	(2,023,383)	(1,947,501)	(1,467,923)
Other (1)	346,802	(149,518)	(172,530)	(164,225)	(424,736)	(276,141)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,503,572)	3,356,328	1,862,710	2,662,567	2,755,121	4,909,083
NET INCREASE IN NET ASSETS	4,014,938	18,586,454	7,798,174	16,424,025	7,297,253	16,536,145
NET ASSETS
Beginning of Year	69,489,478	50,903,024	57,619,812	41,195,787	47,386,679	30,850,534
End of Year	$73,504,416	$69,489,478	$65,417,986	$57,619,812	$54,683,932	$47,386,679

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	2,771,339	1,756,078	15,028,744	11,043,099	1,068,548	1,653,621
Change in net unrealized appreciation on investments	3,277,749	10,473,885	54,318,620	119,801,992	1,327,482	5,390,666
Net Increase in Net Assets Resulting from Operations	6,049,088	12,229,963	69,347,364	130,845,091	2,396,030	7,044,287
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,899,201	2,780,498	20,744,473	21,267,162	1,387,537	1,788,007
Transfers between variable and fixed accounts, net	(136,211)	2,554,839	37,501,141	(12,215,640)	(322,966)	(4,995,010)
Policy maintenance charges	(2,290,963)	(2,308,957)	(21,663,522)	(21,258,693)	(1,271,954)	(1,563,264)
Policy benefits and terminations	(2,660,292)	(3,106,879)	(35,511,029)	(17,981,977)	(858,645)	(1,229,544)
Other (1)	(200,612)	(261,173)	(1,565,609)	(1,117,285)	(90,873)	(229,344)
Net Decrease in Net Assets Derived from Policy Transactions	(2,388,877)	(341,672)	(494,546)	(31,306,433)	(1,156,901)	(6,229,155)
NET INCREASE IN NET ASSETS	3,660,211	11,888,291	68,852,818	99,538,658	1,239,129	815,132
NET ASSETS
Beginning of Year	52,975,184	41,086,893	522,578,741	423,040,083	25,152,228	24,337,096
End of Year	$56,635,395	$52,975,184	$591,431,559	$522,578,741	$26,391,357	$25,152,228

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(3,867,038)	(4,445,524)	2,911,176	2,064,165	1,484,581	(191,681)
Change in net unrealized appreciation on investments	20,048,274	56,633,476	693,293	10,652,605	11,483,203	29,008,753
Net Increase in Net Assets Resulting from Operations	16,181,236	52,187,952	3,604,469	12,716,770	12,967,784	28,817,072
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,433,013	9,431,163	2,642,147	2,530,978	4,864,343	4,844,492
Transfers between variable and fixed accounts, net	(7,659,607)	(5,006,205)	(241,990)	(1,115,285)	(1,847,406)	1,301,048
Policy maintenance charges	(10,094,892)	(10,103,740)	(2,197,959)	(2,299,187)	(4,642,466)	(4,825,539)
Policy benefits and terminations	(10,482,995)	(9,639,628)	(2,463,247)	(2,046,406)	(4,619,280)	(4,780,329)
Other (1)	(1,088,475)	(811,795)	(303,916)	(208,138)	95,108	(672,209)
Net Decrease in Net Assets Derived from Policy Transactions	(20,892,956)	(16,130,205)	(2,564,965)	(3,138,038)	(6,149,701)	(4,132,537)
NET INCREASE (DECREASE) IN NET ASSETS	(4,711,720)	36,057,747	1,039,504	9,578,732	6,818,083	24,684,535
NET ASSETS
Beginning of Year	197,881,472	161,823,725	45,152,992	35,574,260	116,501,550	91,817,015
End of Year	$193,169,752	$197,881,472	$46,192,496	$45,152,992	$123,319,633	$116,501,550

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	359,967	(10,908)	3,608,676	(1,170,472)	525,539	(6,175,727)
Change in net unrealized appreciation on investments	1,394,342	2,328,522	15,538,142	47,131,043	3,796,196	36,386,526
Net Increase in Net Assets Resulting from Operations	1,754,309	2,317,614	19,146,818	45,960,571	4,321,735	30,210,799
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	577,233	391,558	8,332,110	8,781,034	4,386,035	5,198,580
Transfers between variable and fixed accounts, net	2,190,755	2,469,320	(899,285)	(4,543,059)	(4,523,258)	(6,126,287)
Policy maintenance charges	(463,775)	(326,214)	(9,542,673)	(9,196,585)	(4,443,745)	(4,710,827)
Policy benefits and terminations	(388,065)	(120,722)	(11,877,943)	(8,473,147)	(6,003,537)	(4,918,499)
Other (1)	(212,649)	18,107	(1,241,005)	(796,399)	(605,204)	(213,236)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,703,499	2,432,049	(15,228,796)	(14,228,156)	(11,189,709)	(10,770,269)
NET INCREASE (DECREASE) IN NET ASSETS	3,457,808	4,749,663	3,918,022	31,732,415	(6,867,974)	19,440,530
NET ASSETS
Beginning of Year	10,182,015	5,432,352	183,977,366	152,244,951	108,778,534	89,338,004
End of Year	$13,639,823	$10,182,015	$187,895,388	$183,977,366	$101,910,560	$108,778,534

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	1,671,764	2,344,382	1,355,737	1,230,122	443,259	190,309
Change in net unrealized appreciation (depreciation) on investments	2,240,864	10,197,984	(674,664)	1,327,681	(141,331)	3,674,204
Net Increase in Net Assets Resulting from Operations	3,912,628	12,542,366	681,073	2,557,803	301,928	3,864,513
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,890,016	2,948,694	989,308	768,984	931,569	818,511
Transfers between variable and fixed accounts, net	(2,059,638)	(1,861,398)	(320,216)	6,003,443	2,216,242	1,921,886
Policy maintenance charges	(2,265,422)	(2,273,707)	(700,160)	(531,163)	(879,005)	(679,967)
Policy benefits and terminations	(1,853,863)	(1,941,265)	(635,405)	(432,708)	(526,669)	(648,976)
Other (1)	(167,469)	(221,346)	(9,696)	(40,168)	196,751	38,031
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,456,376)	(3,349,022)	(676,169)	5,768,388	1,938,888	1,449,485
NET INCREASE IN NET ASSETS	456,252	9,193,344	4,904	8,326,191	2,240,816	5,313,998
NET ASSETS
Beginning of Year	48,916,058	39,722,714	12,735,555	4,409,364	16,605,748	11,291,750
End of Year	$49,372,310	$48,916,058	$12,740,459	$12,735,555	$18,846,564	$16,605,748

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	3,613,658	1,839,674	4,296,257	398,409	3,218,383	3,757,639
Change in net unrealized appreciation (depreciation) on investments	(4,092,841)	8,224,700	4,360,708	62,921,602	390,466	13,340,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(479,183)	10,064,374	8,656,965	63,320,011	3,608,849	17,097,912
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	782,919	2,293,897	7,491,673	8,042,386	3,141,514	3,534,433
Transfers between variable and fixed accounts, net	(7,254,508)	1,569,302	(3,286,404)	2,452,667	(3,080,362)	357,589
Policy maintenance charges	(1,543,175)	(1,830,376)	(9,154,897)	(9,365,361)	(2,627,731)	(2,776,658)
Policy benefits and terminations	(2,339,783)	(2,014,124)	(12,898,710)	(8,175,002)	(3,259,570)	(2,656,304)
Other (1)	(315,342)	(200,638)	(191,199)	(281,971)	(4,009)	(289,403)
Net Decrease in Net Assets Derived from Policy Transactions	(10,669,889)	(181,939)	(18,039,537)	(7,327,281)	(5,830,158)	(1,830,343)
NET INCREASE (DECREASE) IN NET ASSETS	(11,149,072)	9,882,435	(9,382,572)	55,992,730	(2,221,309)	15,267,569
NET ASSETS
Beginning of Year	39,442,991	29,560,556	225,520,484	169,527,754	68,744,458	53,476,889
End of Year	$28,293,919	$39,442,991	$216,137,912	$225,520,484	$66,523,149	$68,744,458

	Value Advantage (2)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	18,846	944	3,982,041	4,016,805	12,432,298	2,230,180
Change in net unrealized appreciation (depreciation) on investments	444,261	5,827	8,105,913	13,811,438	13,641,281	(744,500)
Net Increase in Net Assets Resulting from Operations	463,107	6,771	12,087,954	17,828,243	26,073,579	1,485,680
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	33,330	803	3,020,745	2,307,359	4,030,657	4,092,645
Transfers between variable and fixed accounts, net	5,460,494	110,642	3,480,662	1,735,389	(256,346)	1,151,963
Policy maintenance charges	(39,496)	(2,217)	(2,455,633)	(2,025,977)	(3,697,561)	(3,594,836)
Policy benefits and terminations	-	-	(2,275,433)	(1,701,541)	(3,613,203)	(3,978,062)
Other (1)	(6,060)	7	198,261	89,150	(5,340,672)	(1,684,578)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,448,268	109,235	1,968,602	404,380	(8,877,125)	(4,012,868)
NET INCREASE (DECREASE) IN NET ASSETS	5,911,375	116,006	14,056,556	18,232,623	17,196,454	(2,527,188)
NET ASSETS
Beginning of Year or Period	116,006	-	50,078,051	31,845,428	88,092,902	90,620,090
End of Year or Period	$6,027,381	$116,006	$64,134,607	$50,078,051	$105,289,356	$88,092,902

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced on May 6, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	372,401	(626,816)	6,996,313	5,106,098	5,891,699	833,920
Change in net unrealized appreciation (depreciation) on investments	1,140,499	3,472,934	(13,598,808)	5,869,862	(12,939,177)	23,327,943
Net Increase (Decrease) in Net Assets Resulting from Operations	1,512,900	2,846,118	(6,602,495)	10,975,960	(7,047,478)	24,161,863
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	967,102	903,055	6,109,089	6,561,946	7,570,247	7,459,964
Transfers between variable and fixed accounts, net	(6,003)	304,448	(1,785,967)	(172,900)	(3,328,208)	15,253,735
Policy maintenance charges	(777,940)	(761,558)	(5,379,364)	(5,558,556)	(5,871,960)	(6,188,979)
Policy benefits and terminations	(659,731)	(921,997)	(5,805,397)	(4,824,623)	(6,542,680)	(4,883,207)
Other (1)	(87,356)	(71,560)	(437,860)	(1,259,193)	(6,160,138)	(20,919,082)
Net Decrease in Net Assets Derived from Policy Transactions	(563,928)	(547,612)	(7,299,499)	(5,253,326)	(14,332,739)	(9,277,569)
NET INCREASE (DECREASE) IN NET ASSETS	948,972	2,298,506	(13,901,994)	5,722,634	(21,380,217)	14,884,294
NET ASSETS
Beginning of Year	15,255,248	12,956,742	142,031,373	136,308,739	158,030,997	143,146,703
End of Year	$16,204,220	$15,255,248	$128,129,379	$142,031,373	$136,650,780	$158,030,997

	International Small-Cap		International Value		Currency Strategies (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized loss on investments	(22,619)	(517,372)	(8,923,011)	(11,165,459)	(262)	(2,905)
Change in net unrealized appreciation (depreciation) on investments	(317,902)	3,086,460	(6,290,163)	37,778,693	17,562	(1,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,521)	2,569,088	(15,213,174)	26,613,234	17,300	(4,223)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	732,574	648,806	7,922,829	8,238,730	12,515	8,381
Transfers between variable and fixed accounts, net	2,972,999	1,661,160	1,933,791	3,803,849	394,561	109,223
Policy maintenance charges	(631,319)	(578,709)	(6,591,898)	(6,752,415)	(8,210)	(2,271)
Policy benefits and terminations	(555,058)	(458,027)	(6,526,728)	(6,894,414)	(16,825)	-
Other (1)	(24,806)	(104,770)	(442,222)	(560,668)	(8,844)	157
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,494,390	1,168,460	(3,704,228)	(2,164,918)	373,197	115,490
NET INCREASE (DECREASE) IN NET ASSETS	2,153,869	3,737,548	(18,917,402)	24,448,316	390,497	111,267
NET ASSETS
Beginning of Year or Period	12,231,111	8,493,563	148,927,917	124,479,601	111,267	-
End of Year or Period	$14,384,980	$12,231,111	$130,010,515	$148,927,917	$501,764	$111,267

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced on May 7, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Global Absolute Return (1)		Precious Metals (2)		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	455	(39,779)	(10,213)	(2,036)	763,340	162,999
Change in net unrealized appreciation (depreciation) on investments	67,101	13,900	(493,999)	(136,825)	205,249	2,236,735
Net Increase (Decrease) in Net Assets Resulting from Operations	67,556	(25,879)	(504,212)	(138,861)	968,589	2,399,734
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,273	5,138	56,433	13,343	2,006,726	1,608,926
Transfers between variable and fixed accounts, net	417,237	1,024,605	1,803,089	968,328	4,808,264	6,297,576
Policy maintenance charges	(44,523)	(12,976)	(80,192)	(10,384)	(1,462,881)	(913,619)
Policy benefits and terminations	(12,630)	(7,157)	(37,281)	(10,703)	(1,149,449)	(204,735)
Other (3)	119	(1,256)	5,137	(241)	42,492	(155,715)
Net Increase in Net Assets Derived from Policy Transactions	375,476	1,008,354	1,747,186	960,343	4,245,152	6,632,433
NET INCREASE IN NET ASSETS	443,032	982,475	1,242,974	821,482	5,213,741	9,032,167
NET ASSETS
Beginning of Year or Period	982,475	-	821,482	-	16,315,024	7,282,857
End of Year or Period	$1,425,507	$982,475	$2,064,456	$821,482	$21,528,765	$16,315,024

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	79,494	25,317	392,507	122,423	665,913	143,642
Change in net unrealized appreciation on investments	121,145	215,872	456,253	1,432,158	381,123	2,309,683
Net Increase in Net Assets Resulting from Operations	200,639	241,189	848,760	1,554,581	1,047,036	2,453,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	465,216	342,280	2,512,070	1,492,313	3,255,002	2,098,867
Transfers between variable and fixed accounts, net	1,551,765	541,925	6,485,428	4,681,045	4,440,180	4,103,120
Policy maintenance charges	(299,440)	(208,729)	(1,505,435)	(1,007,469)	(1,212,965)	(748,207)
Policy benefits and terminations	(98,831)	(135,158)	(372,864)	(164,529)	(1,263,526)	(230,599)
Other (3)	(52,739)	(312,958)	(44,345)	(58,170)	(294,112)	(283,588)
Net Increase in Net Assets Derived from Policy Transactions	1,565,971	227,360	7,074,854	4,943,190	4,924,579	4,939,593
NET INCREASE IN NET ASSETS	1,766,610	468,549	7,923,614	6,497,771	5,971,615	7,392,918
NET ASSETS
Beginning of Year	3,080,311	2,611,762	13,917,208	7,419,437	17,789,907	10,396,989
End of Year	$4,846,921	$3,080,311	$21,840,822	$13,917,208	$23,761,522	$17,789,907

(1) Operations commenced on May 16, 2013.

(2) Operations commenced on May 3, 2013.

(3) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain on investments	1,178,884	723,897	1,032,882	978,074	3,486,329	2,514,573
Change in net unrealized appreciation (depreciation) on investments	(366,744)	62,952	899,879	3,049,487	6,917,932	23,702,289
Net Increase in Net Assets Resulting from Operations	812,140	786,849	1,932,761	4,027,561	10,404,261	26,216,862
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,520,024	1,664,905	3,090,918	3,423,486	16,741,576	17,539,032
Transfers between variable and fixed accounts, net	(2,700,088)	(2,112,224)	(1,653,790)	(981,241)	2,942,625	4,946,709
Policy maintenance charges	(1,586,016)	(1,787,780)	(2,893,135)	(3,097,811)	(14,169,253)	(13,816,931)
Policy benefits and terminations	(4,780,047)	(1,571,373)	(2,610,329)	(2,710,576)	(8,577,741)	(12,464,423)
Other (1)	(144,488)	(95,265)	473,915	(1,230,931)	(1,092,581)	(946,689)
Net Decrease in Net Assets Derived from Policy Transactions	(7,690,615)	(3,901,737)	(3,592,421)	(4,597,073)	(4,155,374)	(4,742,302)
NET INCREASE (DECREASE) IN NET ASSETS	(6,878,475)	(3,114,888)	(1,659,660)	(569,512)	6,248,887	21,474,560
NET ASSETS
Beginning of Year	26,035,729	29,150,617	50,533,896	51,103,408	228,766,375	207,291,815
End of Year	$19,157,254	$26,035,729	$48,874,236	$50,533,896	$235,015,262	$228,766,375

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$123,323	$36,824
Realized gain on investments	5,743,013	3,521,888	2,667,444	1,426,338	352,577	157,948
Change in net unrealized appreciation (depreciation) on investments	9,383,685	42,326,153	3,983,162	20,015,766	(519,040)	425,532
Net Increase (Decrease) in Net Assets Resulting from Operations	15,126,698	45,848,041	6,650,606	21,442,104	(43,140)	620,304
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	24,805,202	25,177,128	12,024,438	12,490,603	761,624	228,845
Transfers between variable and fixed accounts, net	1,034,100	2,804,573	2,339,575	2,579,101	3,695,700	3,035,822
Policy maintenance charges	(17,299,310)	(17,152,921)	(7,051,146)	(7,185,102)	(386,318)	(173,605)
Policy benefits and terminations	(14,642,708)	(10,878,438)	(5,905,733)	(5,311,914)	(161,577)	(263,146)
Other (1)	(3,305,975)	(1,604,084)	(2,631,398)	(1,260,000)	(113,460)	7,524
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,408,691)	(1,653,742)	(1,224,264)	1,312,688	3,795,969	2,835,440
NET INCREASE IN NET ASSETS	5,718,007	44,194,299	5,426,342	22,754,792	3,752,829	3,455,744
NET ASSETS
Beginning of Year	304,790,198	260,595,899	124,205,302	101,450,510	5,348,998	1,893,254
End of Year	$310,508,205	$304,790,198	$129,631,644	$124,205,302	$9,101,827	$5,348,998

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	American Century		BlackRock Basic Value		BlackRock Global Allocation
	VP Mid Cap Value Class II		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$93,123	$59,896	$261,503	$194,806	$1,339,567	$565,666
Realized gain on investments	1,039,245	474,909	4,914,584	1,879,459	5,923,572	3,362,711
Change in net unrealized appreciation (depreciation) on investments	250,999	782,736	(3,353,189)	2,747,219	(6,214,409)	3,160,239
Net Increase in Net Assets Resulting from Operations	1,383,367	1,317,541	1,822,898	4,821,484	1,048,730	7,088,616
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	524,089	355,700	902,783	1,046,801	4,742,079	5,530,877
Transfers between variable and fixed accounts, net	1,841,042	2,973,062	2,730,031	1,616,408	3,902,963	4,159
Policy maintenance charges	(281,835)	(165,863)	(815,732)	(714,976)	(3,202,897)	(3,132,613)
Policy benefits and terminations	(1,042,401)	(213,840)	(515,450)	(589,799)	(3,014,153)	(1,562,645)
Other (1)	205,929	(50,997)	99,507	(38,841)	160,996	(748,289)
Net Increase in Net Assets Derived from Policy Transactions	1,246,824	2,898,062	2,401,139	1,319,593	2,588,988	91,489
NET INCREASE IN NET ASSETS	2,630,191	4,215,603	4,224,037	6,141,077	3,637,718	7,180,105
NET ASSETS
Beginning of Year	7,389,791	3,174,188	18,432,016	12,290,939	56,077,909	48,897,804
End of Year	$10,019,982	$7,389,791	$22,656,053	$18,432,016	$59,715,627	$56,077,909

	Dreyfus Appreciation Service Shares (2)		Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom 2010 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,779	$6,423	$419,269	$416,787	$13,132	$12,391
Realized gain (loss) on investments	15,749	(974)	3,330,747	1,786,865	25,303	21,635
Change in net unrealized appreciation (depreciation) on investments	(4,156)	9,240	2,499,615	11,444,499	(1,112)	67,994
Net Increase in Net Assets Resulting from Operations	16,372	14,689	6,249,631	13,648,151	37,323	102,020
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,464	6,349	2,757,910	2,991,513	105,058	124,052
Transfers between variable and fixed accounts, net	155,626	165,237	(1,348,672)	(2,138,618)	16,307	(123,434)
Policy maintenance charges	(18,972)	(19,796)	(2,529,004)	(2,518,722)	(57,928)	(64,278)
Policy benefits and terminations	(16,765)	(7,285)	(1,343,158)	(1,927,082)	(20,247)	(6,336)
Other (1)	(3,815)	(891)	(257,891)	(335,813)	(12,781)	106
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	135,538	143,614	(2,720,815)	(3,928,722)	30,409	(69,890)
NET INCREASE IN NET ASSETS	151,910	158,303	3,528,816	9,719,429	67,732	32,130
NET ASSETS
Beginning of Year or Period	158,303	-	55,211,155	45,491,726	877,603	845,473
End of Year or Period	$310,213	$158,303	$58,739,971	$55,211,155	$945,335	$877,603

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced on May 16, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$30,772	$45,586	$123,961	$125,362	$111,303	$98,616
Realized gain on investments	260,269	76,603	517,317	192,111	386,831	407,404
Change in net unrealized appreciation (depreciation) on investments	(155,955)	247,197	(241,933)	814,461	(156,798)	476,221
Net Increase in Net Assets Resulting from Operations	135,086	369,386	399,345	1,131,934	341,336	982,241
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	135,917	195,477	657,941	664,069	702,126	479,391
Transfers between variable and fixed accounts, net	(652,127)	347,616	1,044,735	231,508	1,362,836	1,264,443
Policy maintenance charges	(130,934)	(116,726)	(459,310)	(431,655)	(414,854)	(352,060)
Policy benefits and terminations	(483,134)	(103,295)	(1,388,916)	(169,198)	(559,024)	(736,839)
Other (1)	18,815	(3,169)	11,270	(10,606)	5,654	6,250
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,111,463)	319,903	(134,280)	284,118	1,096,738	661,185
NET INCREASE (DECREASE) IN NET ASSETS	(976,377)	689,289	265,065	1,416,052	1,438,074	1,643,426
NET ASSETS
Beginning of Year	3,156,749	2,467,460	8,424,050	7,007,998	6,449,507	4,806,081
End of Year	$2,180,372	$3,156,749	$8,689,115	$8,424,050	$7,887,581	$6,449,507

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118,039	$117,721	$33,920	$8,826	$17,604	$9,840
Realized gain on investments	609,258	229,465	110,672	10,888	48,993	25,872
Change in net unrealized appreciation (depreciation) on investments	(326,629)	1,098,340	(50,204)	58,744	(27,635)	55,948
Net Increase in Net Assets Resulting from Operations	400,668	1,445,526	94,388	78,458	38,962	91,660
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	928,516	688,224	519,112	105,436	231,067	115,788
Transfers between variable and fixed accounts, net	(176,470)	409,214	1,584,468	431,509	657,369	391,395
Policy maintenance charges	(464,787)	(414,979)	(162,846)	(55,781)	(159,895)	(62,404)
Policy benefits and terminations	(257,541)	(95,922)	(53,405)	(830)	(93,114)	-
Other (1)	(14,521)	(27,880)	(7,490)	(47)	(6,566)	275
Net Increase in Net Assets Derived from Policy Transactions	15,197	558,657	1,879,839	480,287	628,861	445,054
NET INCREASE IN NET ASSETS	415,865	2,004,183	1,974,227	558,745	667,823	536,714
NET ASSETS
Beginning of Year	8,446,386	6,442,203	642,969	84,224	683,125	146,411
End of Year	$8,862,251	$8,446,386	$2,617,196	$642,969	$1,350,948	$683,125

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,662	$14,730	$-	$2,428	$7,401	$95,985
Realized gain on investments	28,317	31,112	827,917	360,875	2,326,910	5,861,236
Change in net unrealized appreciation (depreciation) on investments	(659)	10,268	(74,230)	1,234,524	(50,956)	4,586,646
Net Increase in Net Assets Resulting from Operations	46,320	56,110	753,687	1,597,827	2,283,355	10,543,867
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,408	103,990	371,766	339,701	1,774,248	1,958,553
Transfers between variable and fixed accounts, net	323,354	(34,695)	2,200,807	115,680	(615,957)	(2,239,086)
Policy maintenance charges	(75,783)	(65,861)	(350,997)	(245,554)	(1,365,977)	(1,349,611)
Policy benefits and terminations	(44,993)	(50,091)	(247,088)	(184,269)	(1,780,991)	(1,099,465)
Other (1)	(19,356)	3,579	(63,649)	(36,296)	(82,905)	(116,486)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	247,630	(43,078)	1,910,839	(10,738)	(2,071,582)	(2,846,095)
NET INCREASE IN NET ASSETS	293,950	13,032	2,664,526	1,587,089	211,773	7,697,772
NET ASSETS
Beginning of Year	1,168,763	1,155,731	5,955,369	4,368,280	38,700,071	31,002,299
End of Year	$1,462,713	$1,168,763	$8,619,895	$5,955,369	$38,911,844	$38,700,071

	Fidelity VIP Money Market		Fidelity VIP Value Strategies		Templeton Foreign
	Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,113		$47,409	$32,559	$283,821	$66,270
Realized gain (loss) on investments	(2)		242,700	842,214	398,223	195,335
Change in net unrealized appreciation (depreciation) on investments	-		66,454	471,930	(2,501,499)	567,794
Net Increase (Decrease) in Net Assets Resulting from Operations	11,111		356,563	1,346,703	(1,819,455)	829,399
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	118,250,044		559,818	456,361	857,323	254,224
Transfers between variable and fixed accounts, net	77,006,190		565,896	(68,910)	9,040,731	6,294,171
Policy maintenance charges	(12,415,243)		(286,618)	(276,937)	(794,406)	(195,507)
Policy benefits and terminations	(13,133,528)		(285,636)	(349,585)	(256,811)	(68,974)
Other (1)	508,249		(16,110)	(22,358)	(16,936)	5,007
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	170,215,712		537,350	(261,429)	8,829,901	6,288,921
NET INCREASE IN NET ASSETS	170,226,823		893,913	1,085,274	7,010,446	7,118,320
NET ASSETS
Beginning of Year or Period	-		5,153,369	4,068,095	8,261,228	1,142,908
End of Year or Period	$170,226,823		$6,047,282	$5,153,369	$15,271,674	$8,261,228

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Templeton Global Bond		GE Investments		Janus Aspen Series
	VIP Class 2		Total Return Class 3		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,137,035	$2,193,895	$31,605	$20,857	$652,636	$862,996
Realized gain (loss) on investments	(421,724)	(275,494)	104,048	114,951	199,268	(4,622,955)
Change in net unrealized appreciation (depreciation) on investments	(983,954)	(1,258,054)	(38,251)	25,670	(3,397,984)	7,099,446
Net Increase (Decrease) in Net Assets Resulting from Operations	731,357	660,347	97,402	161,478	(2,546,080)	3,339,487
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,709,538	2,944,451	139,984	130,107	1,486,160	1,779,002
Transfers between variable and fixed accounts, net	14,268	69,148	347,386	654,404	(1,839,277)	(11,179,616)
Policy maintenance charges	(1,822,583)	(2,041,760)	(107,063)	(79,011)	(868,494)	(1,162,122)
Policy benefits and terminations	(4,049,631)	(2,768,738)	(49,063)	(69,877)	(928,241)	(573,824)
Other (1)	1,151,579	(503,232)	(6,870)	(13,461)	(8,345)	(158,779)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,996,829)	(2,300,131)	324,374	622,162	(2,158,197)	(11,295,339)
NET INCREASE (DECREASE) IN NET ASSETS	(1,265,472)	(1,639,784)	421,776	783,640	(4,704,277)	(7,955,852)
NET ASSETS
Beginning of Year	43,204,291	44,844,075	1,699,024	915,384	21,936,327	29,892,179
End of Year	$41,938,819	$43,204,291	$2,120,800	$1,699,024	$17,232,050	$21,936,327

			Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		Lazard Retirement
	Enterprise Service Shares		Service Class (2)		U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,654	$18,238	$2,149		$18,797	$9,131
Realized gain on investments	959,800	1,059,183	20,941		476,309	199,451
Change in net unrealized appreciation (depreciation) on investments	(287,821)	302,540	(26,628)		(293,811)	46,041
Net Increase (Decrease) in Net Assets Resulting from Operations	673,633	1,379,961	(3,538)		201,295	254,623
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	310,254	274,978	11,536		149,521	122,419
Transfers between variable and fixed accounts, net	759,366	(525,837)	396,773		1,783,102	71,614
Policy maintenance charges	(215,952)	(229,656)	(5,413)		(122,987)	(93,572)
Policy benefits and terminations	(90,503)	(135,907)	-		(33,696)	(133,311)
Other (1)	1,939	(49,889)	(69)		1,418	(48,222)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	765,104	(666,311)	402,827		1,777,358	(81,072)
NET INCREASE IN NET ASSETS	1,438,737	713,650	399,289		1,978,653	173,551
NET ASSETS
Beginning of Year or Period	5,132,651	4,419,001	-		1,098,338	924,787
End of Year or Period	$6,571,388	$5,132,651	$399,289		$3,076,991	$1,098,338

(1) Other policy transactions primarily consist of policy loans and loan repayments.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Bond Debenture Class VC (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,658	$2,981	$19,441	$6,367	$34,988
Realized gain on investments	1,697,072	906,850	2,817,446	1,394,048	17,825
Change in net unrealized appreciation (depreciation) on investments	488,920	922,688	(1,371,408)	2,378,019	(53,614)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,187,650	1,832,519	1,465,479	3,778,434	(801)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,611,947	966,176	777,738	471,223	26,264
Transfers between variable and fixed accounts, net	4,003,910	5,081,335	5,412,501	5,370,583	724,579
Policy maintenance charges	(946,605)	(388,568)	(772,989)	(565,405)	(15,215)
Policy benefits and terminations	(214,873)	(76,962)	(1,849,125)	(59,038)	-
Other (2)	(204,502)	(61,171)	480,351	257,270	47
Net Increase in Net Assets Derived from Policy Transactions	4,249,877	5,520,810	4,048,476	5,474,633	735,675
NET INCREASE IN NET ASSETS	6,437,527	7,353,329	5,513,955	9,253,067	734,874
NET ASSETS
Beginning of Year or Period	9,324,401	1,971,072	17,892,440	8,639,373	-
End of Year or Period	$15,761,928	$9,324,401	$23,406,395	$17,892,440	$734,874

	Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$33,208	$39,573	$417,043	$17,635
Realized gain (loss) on investments	49,898	402,613	2,620,193	3,798,700	57,635	(7)
Change in net unrealized appreciation (depreciation) on investments	37,053	117,451	(2,195,399)	1,112,180	(182,155)	(15,637)
Net Increase in Net Assets Resulting from Operations	86,951	520,064	458,002	4,950,453	292,523	1,991
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	375,556	92,517	398,931	407,781	1,594,078	170,261
Transfers between variable and fixed accounts, net	1,786,639	2,370,598	(411,480)	7,379	20,719,817	1,008,845
Policy maintenance charges	(205,541)	(50,116)	(391,347)	(406,777)	(721,546)	(33,147)
Policy benefits and terminations	(120,045)	(33,387)	(132,653)	(228,361)	(183,311)	(2,388)
Other (2)	(242)	(22,922)	(4,518,038)	(6,208,786)	(99,978)	114
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,836,367	2,356,690	(5,054,587)	(6,428,764)	21,309,060	1,143,685
NET INCREASE (DECREASE) IN NET ASSETS	1,923,318	2,876,754	(4,596,585)	(1,478,311)	21,601,583	1,145,676
NET ASSETS
Beginning of Year or Period	2,918,769	42,015	12,102,814	13,581,125	1,145,676	-
End of Year or Period	$4,842,087	$2,918,769	$7,506,229	$12,102,814	$22,747,259	$1,145,676

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Other policy transactions primarily consist of policy loans and loan repayments.

(3) Operations commenced on May 31, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	I		II		III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,493,727	$1,545,446	$18,612	$217,756	$-	$-
Realized gain (loss) on investments	(2,191,175)	(3,233,152)	9,063,140	3,691,802	6,768,261	5,967,269
Change in net unrealized appreciation (depreciation) on investments	(3,978,570)	11,606,047	(4,724,564)	7,949,220	(870,355)	9,438,848
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,676,018)	9,918,341	4,357,188	11,858,778	5,897,906	15,406,117
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,878,303	3,192,400	2,077,144	2,015,636	1,975,132	1,944,791
Transfers between variable and fixed accounts, net	(1,259,565)	1,906,720	(699,967)	(763,716)	(1,158,607)	(4,582,765)
Policy maintenance charges	(2,188,214)	(2,337,860)	(1,580,443)	(1,590,528)	(1,677,532)	(1,718,642)
Policy benefits and terminations	(3,920,749)	(1,718,022)	(2,295,804)	(928,045)	(2,986,748)	(1,225,647)
Other (1)	161,608	(652,735)	213,258	(735,023)	(103,142)	(49,163)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,328,617)	390,503	(2,285,812)	(2,001,676)	(3,950,897)	(5,631,426)
NET INCREASE (DECREASE) IN NET ASSETS	(9,004,635)	10,308,844	2,071,376	9,857,102	1,947,009	9,774,691
NET ASSETS
Beginning of Year	69,130,043	58,821,199	43,752,740	33,895,638	50,716,843	40,942,152
End of Year	$60,125,408	$69,130,043	$45,824,116	$43,752,740	$52,663,852	$50,716,843

	V		MFS New Discovery Series - Service Class		MFS Utilities Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$291,217	$513,290	$-	$-	$311,881	$269,465
Realized gain on investments	3,660,425	3,329,179	3,590,528	173,123	1,503,277	2,307,515
Change in net unrealized appreciation (depreciation) on investments	(1,720,106)	1,755,998	(4,507,545)	2,903,578	(65,314)	173,722
Net Increase (Decrease) in Net Assets Resulting from Operations	2,231,536	5,598,467	(917,017)	3,076,701	1,749,844	2,750,702
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,405,403	1,233,522	655,687	527,010	733,633	620,866
Transfers between variable and fixed accounts, net	996,321	1,122,980	(350,525)	4,034,174	1,284,056	(4,356,478)
Policy maintenance charges	(1,018,776)	(934,367)	(472,542)	(375,630)	(552,942)	(553,686)
Policy benefits and terminations	(724,432)	(629,269)	(333,544)	(157,228)	(262,149)	(413,917)
Other (1)	214,345	(149,830)	82,916	(110,612)	(123,790)	(7,968)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	872,861	643,036	(418,008)	3,917,714	1,078,808	(4,711,183)
NET INCREASE (DECREASE) IN NET ASSETS	3,104,397	6,241,503	(1,335,025)	6,994,415	2,828,652	(1,960,481)
NET ASSETS
Beginning of Year	22,690,759	16,449,256	13,332,010	6,337,595	13,544,572	15,505,053
End of Year	$25,795,156	$22,690,759	$11,996,985	$13,332,010	$16,373,224	$13,544,572

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Neuberger Berman Socially Responsive I Class (1)		Oppenheimer Global Fund/ VA Service Shares (2)		PIMCO Global Multi-Asset Managed Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$838	$424	$24,635	$99	$146,784	$267,294
Realized gain (loss) on investments	5,444	711	159,302	2,701	(156,337)	(122,795)
Change in net unrealized appreciation (depreciation) on investments	11,461	10,462	(128,203)	76,628	305,945	(755,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,743	11,597	55,734	79,428	296,392	(610,687)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,054	3,938	267,961	33,246	517,867	804,494
Transfers between variable and fixed accounts, net	77,566	125,392	2,004,584	1,057,824	(1,561,769)	(3,359,828)
Policy maintenance charges	(7,951)	(1,548)	(127,520)	(14,461)	(415,425)	(515,657)
Policy benefits and terminations	(9,704)	(628)	(135,286)	-	(236,010)	(239,933)
Other (3)	(565)	(388)	6,923	(108)	(8,291)	(53,498)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	72,400	126,766	2,016,662	1,076,501	(1,703,628)	(3,364,422)
NET INCREASE (DECREASE) IN NET ASSETS	90,143	138,363	2,072,396	1,155,929	(1,407,236)	(3,975,109)
NET ASSETS
Beginning of Year or Period	138,363	-	1,155,929	-	7,189,410	11,164,519
End of Year or Period	$228,506	$138,363	$3,228,325	$1,155,929	$5,782,174	$7,189,410

	Royce Micro-Cap Service Class		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$6,365	$-	$-	$903,030	$717,751
Realized gain on investments	194,768	75,701	2,203,129	3,310,902	7,486,949	2,862,175
Change in net unrealized appreciation (depreciation) on investments	(269,842)	258,010	2,608,564	10,220,875	(4,551,020)	10,062,495
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,074)	340,076	4,811,693	13,531,777	3,838,959	13,642,421
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	147,913	142,377	3,446,862	3,784,851	3,480,695	4,340,064
Transfers between variable and fixed accounts, net	(63,076)	104,637	6,565,992	1,380,606	(9,827,339)	4,083,048
Policy maintenance charges	(95,970)	(84,598)	(2,384,935)	(1,660,201)	(2,418,469)	(2,242,858)
Policy benefits and terminations	(31,264)	(44,270)	(1,120,652)	(1,077,113)	(3,731,502)	(1,459,033)
Other (3)	(51,075)	(16,368)	(101,424)	(136,369)	3,138	57,950
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(93,472)	101,778	6,405,843	2,291,774	(12,493,477)	4,779,171
NET INCREASE (DECREASE) IN NET ASSETS	(168,546)	441,854	11,217,536	15,823,551	(8,654,518)	18,421,592
NET ASSETS
Beginning of Year	2,016,182	1,574,328	50,355,566	34,532,015	62,363,206	43,941,614
End of Year	$1,847,636	$2,016,182	$61,573,102	$50,355,566	$53,708,688	$62,363,206

(1) Operations commenced on May 16, 2013.

(2) Operations commenced on May 22, 2013.

(3) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013

	Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$49,483	$399,691
Realized gain on investments	446,759	5,504,024
Change in net unrealized depreciation on investments	(10,352,430)	(455,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,856,188)	5,448,436
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,495,416	2,844,354
Transfers between variable and fixed accounts, net	(2,776,971)	(9,491,691)
Policy maintenance charges	(2,057,519)	(2,531,645)
Policy benefits and terminations	(1,983,165)	(2,004,263)
Other (1)	(74,504)	(224,737)
Net Decrease in Net Assets Derived from Policy Transactions	(4,396,743)	(11,407,982)
NET DECREASE IN NET ASSETS	(14,252,931)	(5,959,546)
NET ASSETS
Beginning of Year	56,039,109	61,998,655
End of Year	$41,786,178	$56,039,109

(1) Other policy transactions primarily consist of policy loans and loan repayments.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Diversified Bond
2014	$14.81	2,880,608	$42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	0.00%	3.18%	8.37%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
Floating Rate Income
2014	$10.27	236,154	$2,424,132	0.00%	0.00%	0.41%
05/01/2013 -12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2014	$10.81	1,393,249	$15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	0.00%	5.83%	8.10%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
High Yield Bond
2014	$63.86	1,388,604	$88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	0.00%	6.75%	15.30%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
Inflation Managed
2014	$57.65	1,664,599	$95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	0.00%	2.31%	9.87%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
Inflation Strategy
2014	$10.57	128,533	$1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.00%	0.44%	5.51%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
2014	$64.39	4,337,906	$279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	0.00%	5.08%	10.72%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
Short Duration Bond
2014	$12.68	5,302,346	$67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.00%	0.79%	3.19%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
Emerging Markets Debt
2014	$9.95	370,370	$3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012 - 12/31/2012	11.06	103,918	1,149,310	0.00%	8.50%	10.60%
American Funds Growth
2014	$21.23	3,462,006	$73,504,416	0.00%	0.00%	8.23%
2013	19.62	3,542,126	69,489,478	0.00%	0.00%	29.63%
2012	15.13	3,363,540	50,903,024	0.00%	0.17%	17.45%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010 (4)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
American Funds Growth-Income
2014	$19.92	3,283,644	$65,417,986	0.00%	0.00%	10.34%
2013	18.06	3,191,171	57,619,812	0.00%	0.00%	32.99%
2012	13.58	3,034,288	41,195,787	0.00%	1.14%	17.06%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010 (4)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
Comstock
2014	$20.05	2,726,701	$54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	0.00%	1.94%	18.54%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
Dividend Growth
2014	$22.76	2,488,413	$56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	0.00%	1.84%	14.55%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%

See Notes to Financial Statements	H-27	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Equity Index
2014	$91.16	6,487,525	$591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	0.00%	2.39%	15.77%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
Focused Growth
2014	$22.24	1,186,635	$26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
Growth
2014	$73.57	2,625,680	$193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.00%	0.89%	18.24%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
Large-Cap Growth
2014	$12.88	3,587,219	$46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
Large-Cap Value
2014	$27.33	4,512,853	$123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	0.00%	1.99%	16.40%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
Long/Short Large-Cap
2014	$16.97	803,940	$13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.00%	0.83%	18.09%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
Main Street Core
2014	$87.15	2,156,015	$187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	0.00%	1.02%	17.02%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
Mid-Cap Equity
2014	$37.56	2,713,308	$101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.00%	0.67%	7.35%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
Mid-Cap Growth
2014	$16.49	2,994,687	$49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.00%	0.44%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
Mid-Cap Value
2014	$27.20	468,370	$12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.00%	0.90%	14.49%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
Small-Cap Equity
2014	$25.92	727,170	$18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	0.00%	1.85%	15.93%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
Small-Cap Growth
2014	$22.57	1,253,537	$28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.00%	0.08%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%

See Notes to Financial Statements	H-28	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Small-Cap Index
2014	$31.80	6,797,480	$216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	0.00%	1.06%	16.13%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
Small-Cap Value
2014	$40.34	1,649,099	$66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	0.00%	1.99%	11.09%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
Value Advantage
2014	$13.33	452,061	$6,027,381	0.00%	0.00%	14.14%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Health Sciences
2014	$47.21	1,358,410	$64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
Real Estate
2014	$62.32	1,689,388	$105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	0.00%	1.17%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
Technology
2014	$9.92	1,633,147	$16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
Emerging Markets
2014	$41.50	3,087,426	$128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.00%	0.77%	21.52%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
International Large-Cap
2014	$15.10	9,048,553	$136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	0.00%	1.53%	22.53%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
International Small-Cap
2014	$12.00	1,198,862	$14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	0.00%	2.85%	19.44%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
International Value
2014	$26.64	4,880,181	$130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	0.00%	3.58%	17.82%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
Currency Strategies
2014	$10.39	48,289	$501,764	0.00%	0.00%	3.53%
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Global Absolute Return
2014	$10.21	139,666	$1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Precious Metals
2014	$7.03	293,834	$2,064,456	0.00%	0.00%	(7.99%)
05/03/2013 - 12/31/2013	7.64	107,583	821,482	0.00%	0.00%	(24.14%)
American Funds Asset Allocation
2014	$22.02	977,867	$21,528,765	0.00%	0.00%	5.14%
2013	20.94	779,135	16,315,024	0.00%	0.00%	23.28%
2012	16.99	428,775	7,282,857	0.00%	1.92%	15.71%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%

See Notes to Financial Statements	H-29	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Pacific Dynamix - Conservative Growth
2014	$16.38	295,990	$4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	0.00%	1.54%	9.42%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
Pacific Dynamix - Moderate Growth
2014	$18.23	1,197,960	$21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	0.00%	1.77%	11.74%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
Pacific Dynamix - Growth
2014	$20.16	1,178,850	$23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	0.00%	1.54%	13.76%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
Portfolio Optimization Conservative
2014	$11.67	1,641,675	$19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	0.00%	2.88%	10.11%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate-Conservative
2014	$12.16	4,020,807	$48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	0.00%	2.19%	11.65%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
2014	$12.52	18,768,979	$235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	0.00%	2.08%	12.94%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
2014	$12.86	24,137,404	$310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	0.00%	1.73%	14.02%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive-Growth
2014	$12.99	9,981,078	$129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	0.00%	1.41%	15.17%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)
Invesco V.I. International Growth Series II
2014	$12.44	731,376	$9,101,827	0.00%	1.55%	0.09%
2013	12.43	430,205	5,348,998	0.00%	1.08%	18.72%
05/31/2012 - 12/31/2012	10.47	180,770	1,893,254	0.00%	2.17%	16.42%
American Century VP Mid Cap Value Class II
2014	$16.04	624,670	$10,019,982	0.00%	1.04%	16.24%
2013	13.80	535,505	7,389,791	0.00%	1.10%	29.90%
06/04/2012 - 12/31/2012	10.62	298,794	3,174,188	0.00%	2.14%	15.42%
BlackRock Basic Value V.I. Class III
2014	$19.59	1,156,612	$22,656,053	0.00%	1.26%	9.63%
2013	17.87	1,031,554	18,432,016	0.00%	1.23%	37.65%
2012	12.98	946,820	12,290,939	0.00%	1.50%	13.81%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
BlackRock Global Allocation V.I. Class III
2014	$19.57	3,051,858	$59,715,627	0.00%	2.33%	1.93%
2013	19.20	2,921,329	56,077,909	0.00%	1.08%	14.42%
2012	16.78	2,914,495	48,897,804	0.00%	1.47%	9.97%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
Dreyfus Appreciation Service Shares
2014	$11.92	26,021	$310,213	0.00%	1.71%	7.83%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	0.00%	1.22%	8.14%
Fidelity VIP Contrafund Service Class 2
2014	$22.52	2,608,821	$58,739,971	0.00%	0.74%	11.65%
2013	20.17	2,737,871	55,211,155	0.00%	0.82%	30.95%
2012	15.40	2,954,145	45,491,726	0.00%	1.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%

See Notes to Financial Statements	H-30	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2010 Service Class 2
2014	$13.56	69,725	$945,335	0.00%	1.44%	4.21%
2013	13.01	67,455	877,603	0.00%	1.53%	13.20%
2012	11.49	73,561	845,473	0.00%	0.79%	11.58%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
Fidelity VIP Freedom 2015 Service Class 2
2014	$13.44	162,254	$2,180,372	0.00%	1.04%	4.45%
2013	12.86	245,377	3,156,749	0.00%	1.67%	14.10%
2012	11.27	218,849	2,467,460	0.00%	1.48%	11.90%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
Fidelity VIP Freedom 2020 Service Class 2
2014	$13.11	662,948	$8,689,115	0.00%	1.46%	4.60%
2013	12.53	672,260	8,424,050	0.00%	1.62%	15.63%
2012	10.84	646,692	7,007,998	0.00%	2.69%	13.07%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
Fidelity VIP Freedom 2025 Service Class 2
2014	$13.58	580,865	$7,887,581	0.00%	1.58%	4.85%
2013	12.95	498,012	6,449,507	0.00%	1.82%	19.71%
2012	10.82	444,275	4,806,081	0.00%	1.51%	14.80%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
Fidelity VIP Freedom 2030 Service Class 2
2014	$13.05	678,916	$8,862,251	0.00%	1.39%	4.74%
2013	12.46	677,750	8,446,386	0.00%	1.59%	21.41%
2012	10.26	627,596	6,442,203	0.00%	3.34%	15.18%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
Fidelity VIP Freedom 2035 Service Class 2
2014	$13.59	192,608	$2,617,196	0.00%	1.62%	4.65%
2013	12.98	49,518	642,969	0.00%	2.57%	24.50%
08/01/2012 - 12/31/2012	10.43	8,076	84,224	0.00%	9.22%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2014	$13.74	98,346	$1,350,948	0.00%	1.82%	4.68%
2013	13.12	52,055	683,125	0.00%	2.51%	25.76%
06/04/2012 - 12/31/2012	10.43	14,031	146,411	0.00%	7.08%	15.11%
Fidelity VIP Freedom Income Service Class 2
2014	$12.92	113,219	$1,462,713	0.00%	1.38%	3.54%
2013	12.48	93,667	1,168,763	0.00%	1.23%	5.21%
2012	11.86	97,447	1,155,731	0.00%	1.27%	6.26%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
Fidelity VIP Growth Service Class 2
2014	$20.74	415,565	$8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.00%	0.05%	36.00%
2012	13.74	317,950	4,368,280	0.00%	0.32%	14.40%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
Fidelity VIP Mid Cap Service Class 2
2014	$24.01	1,620,708	$38,911,844	0.00%	0.02%	6.03%
2013	22.64	1,709,116	38,700,071	0.00%	0.28%	35.87%
2012	16.67	1,860,258	31,002,299	0.00%	0.38%	14.56%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
Fidelity VIP Money Market Service Class (5)
02/03/2014 - 12/31/2014	$10.00	17,021,081	$170,226,823	0.00%	0.01%	0.01%
Fidelity VIP Value Strategies Service Class 2
2014	$19.99	302,551	$6,047,282	0.00%	0.84%	6.51%
2013	18.77	274,620	5,153,369	0.00%	0.63%	30.18%
2012	14.41	282,221	4,068,095	0.00%	0.42%	27.06%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
Templeton Foreign VIP Class 2
2014	$11.99	1,273,231	$15,271,674	0.00%	2.00%	(11.13%)
2013	13.50	612,091	8,261,228	0.00%	1.84%	22.97%
05/18/2012 - 12/31/2012	10.98	104,131	1,142,908	0.00%	1.32%	22.12%
Templeton Global Bond VIP Class 2
2014	$12.39	3,383,661	$41,938,819	0.00%	4.98%	1.83%
2013	12.17	3,549,663	43,204,291	0.00%	5.00%	1.63%
2012	11.98	3,744,411	44,844,075	0.00%	6.48%	15.07%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%

See Notes to Financial Statements	H-31	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
GE Investments Total Return Class 3
2014	$13.88	152,788	$2,120,800	0.00%	1.57%	5.07%
2013	13.21	128,612	1,699,024	0.00%	1.78%	14.64%
2012	11.52	79,438	915,384	0.00%	1.63%	12.25%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Aspen Series Overseas Service Shares
2014	$9.85	1,750,222	$17,232,050	0.00%	3.04%	(12.10%)
2013	11.20	1,958,426	21,936,327	0.00%	3.17%	14.28%
2012	9.80	3,049,827	29,892,179	0.00%	0.58%	13.18%
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
Janus Aspen Series Enterprise Service Shares
2014	$19.23	341,813	$6,571,388	0.00%	0.03%	12.24%
2013	17.13	299,659	5,132,651	0.00%	0.36%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
Lazard Retirement Global Dynamic Multi Asset Service Class (5)
07/22/2014 - 12/31/2014	$10.18	39,227	$399,289	0.00%	1.45%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2014	$14.93	206,026	$3,076,991	0.00%	0.98%	14.71%
2013	13.02	84,359	1,098,338	0.00%	0.89%	28.07%
2012	10.17	90,964	924,787	0.00%	1.33%	14.01%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
ClearBridge Variable Aggressive Growth - Class II
2014	$20.69	761,676	$15,761,928	0.00%	0.01%	20.08%
2013	17.23	541,048	9,324,401	0.00%	0.06%	47.37%
2012	11.69	168,548	1,971,072	0.00%	0.18%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
ClearBridge Variable Mid Cap Core - Class II
2014	$17.43	1,342,561	$23,406,395	0.00%	0.09%	7.82%
2013	16.17	1,106,581	17,892,440	0.00%	0.05%	37.05%
2012	11.80	732,285	8,639,373	0.00%	0.68%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
Lord Abbett Bond Debenture Class VC (5)
05/08/2014 - 12/31/2014	$10.11	72,657	$734,874	0.00%	14.03%	0.98%
Lord Abbett Developing Growth Class VC
2014	$16.15	299,887	$4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012 - 12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2014	$16.38	458,236	$7,506,229	0.00%	0.39%	7.14%
2013	15.29	791,610	12,102,814	0.00%	0.24%	35.76%
2012	11.26	1,205,939	13,581,125	0.00%	0.49%	10.58%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%
Lord Abbett Total Return Class VC
2014	$10.32	2,204,601	$22,747,259	0.00%	5.53%	6.08%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	0.00%	8.79%	(0.99%)
I
2014	$33.52	1,793,862	$60,125,408	0.00%	2.22%	(7.06%)
2013	36.06	1,916,959	69,130,043	0.00%	2.40%	16.32%
2012	31.00	1,897,358	58,821,199	0.00%	1.96%	20.68%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
II
2014	$42.62	1,075,123	$45,824,116	0.00%	0.04%	10.21%
2013	38.67	1,131,359	43,752,740	0.00%	0.58%	36.15%
2012	28.40	1,193,322	33,895,638	0.00%	0.05%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
III
2014	$71.08	740,956	$52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.00%	0.31%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
V
2014	$25.02	1,030,936	$25,795,156	0.00%	1.22%	9.68%
2013	22.81	994,668	22,690,759	0.00%	2.73%	34.22%
2012	17.00	967,817	16,449,256	0.00%	0.84%	17.29%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%

See Notes to Financial Statements	H-32	See explanation of references on H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Expense Ratios (1)	Investment Income Ratios (2)	Total Returns (3)
MFS New Discovery Series - Service Class
2014	$18.04	665,038	$11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
MFS Utilities Series - Service Class
2014	$17.03	961,535	$16,373,224	0.00%	1.98%	12.47%
2013	15.14	894,580	13,544,572	0.00%	1.72%	20.21%
2012	12.59	1,231,073	15,505,053	0.00%	6.48%	13.21%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
Neuberger Berman Socially Responsive I Class
2014	$13.33	17,146	$228,506	0.00%	0.53%	10.38%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	0.00%	1.05%	15.57%
Oppenheimer Global Fund/VA Service Shares
2014	$11.77	274,354	$3,228,325	0.00%	0.99%	2.06%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.00%	0.04%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2014	$9.58	603,349	$5,782,174	0.00%	2.34%	4.57%
2013	9.16	784,478	7,189,410	0.00%	3.08%	(7.91%)
2012	9.95	1,121,879	11,164,519	0.00%	3.22%	8.77%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
2014	$12.67	145,785	$1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.00%	0.37%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	7.00%	18.65%
T. Rowe Price Blue Chip Growth - II
2014	$22.81	2,699,859	$61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
T. Rowe Price Equity Income - II
2014	$18.53	2,898,123	$53,708,688	0.00%	1.52%	7.10%
2013	17.30	3,604,155	62,363,206	0.00%	1.33%	29.41%
2012	13.37	3,286,271	43,941,614	0.00%	1.89%	16.92%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
Van Eck VIP Global Hard Assets Initial Class
2014	$21.99	1,900,239	$41,786,178	0.00%	0.09%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.00%	0.71%	10.53%
2012	24.59	2,521,100	61,998,655	0.00%	0.61%	3.39%
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%

(1)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Investment income ratio represents less than 0.005%.
(5)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 was comprised of ninety-one subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following five Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Templeton Foreign VIP Class 2	Templeton Foreign Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation – Advisor Class	PIMCO Global Multi-Asset - Advisor Class

The following three Variable Accounts commenced or resumed operations during 2014:

Variable Accounts	Commenced or Resumed Operations on
Fidelity VIP Money Market Service Class	February 3, 2014
Lazard Retirement Global Dynamic Multi Asset Service Class	July 22, 2014
Lord Abbett Bond Debenture Class VC	May 8, 2014

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S.GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual perentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31,2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$28,631,353	$6,564,771
Floating Rate Income	3,986,809	2,694,351
Floating Rate Loan	2,728,362	8,917,915
High Yield Bond	19,901,829	24,458,744
Inflation Managed	5,219,005	16,716,337
Inflation Strategy	2,509,854	2,564,279

Variable Accounts	Purchases	Sales
Managed Bond	$10,796,085	$76,123,278
Short Duration Bond	15,269,051	8,856,481
Emerging Markets Debt	1,568,816	814,437
American Funds Growth	6,687,611	8,191,190
American Funds Growth-Income	8,247,985	6,384,826
Comstock	12,215,731	9,460,621

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Dividend Growth	$5,512,936	$7,901,823
Equity Index	44,936,454	45,431,074
Focused Growth	2,441,121	3,598,022
Growth	2,103,607	22,996,588
Large-Cap Growth	3,890,160	6,455,117
Large-Cap Value	5,852,955	12,002,708
Long/Short Large-Cap	3,556,520	1,853,023
Main Street Core	9,719,991	24,948,790
Mid-Cap Equity	2,204,044	13,393,744
Mid-Cap Growth	3,358,166	6,814,534
Mid-Cap Value	7,620,832	8,297,003
Small-Cap Equity	3,859,236	1,920,341
Small-Cap Growth	663,475	11,333,366
Small-Cap Index	10,254,236	28,293,751
Small-Cap Value	5,086,751	10,916,915
Value Advantage	5,698,796	250,528
Health Sciences	9,052,979	7,084,378
Real Estate	10,702,769	19,579,882
Technology	3,092,629	3,656,544
Emerging Markets	12,248,565	19,548,057
International Large-Cap	11,352,440	25,685,225
International Small-Cap	4,051,198	1,556,801
International Value	9,033,148	12,737,400
Currency Strategies	442,310	69,113
Global Absolute Return	478,869	103,393
Precious Metals	2,857,026	1,109,840
American Funds Asset Allocation	7,382,307	3,137,148
Pacific Dynamix - Conservative Growth	2,292,245	726,275
Pacific Dynamix - Moderate Growth	8,969,483	1,894,626
Pacific Dynamix - Growth	7,460,740	2,536,165
Portfolio Optimization Conservative	2,367,885	10,058,496
Portfolio Optimization Moderate-Conservative	3,047,758	6,640,162
Portfolio Optimization Moderate	13,826,323	17,981,672
Portfolio Optimization Growth	15,963,483	25,372,060
Portfolio Optimization Aggressive-Growth	9,440,092	10,664,288
Invesco V.I. International Growth Series II	5,874,746	1,955,456
American Century VP Mid Cap Value Class II	4,345,067	2,468,792
BlackRock Basic Value V.I. Class III	11,426,650	5,768,368
BlackRock Global Allocation V.I. Class III	14,454,000	5,364,982
Dreyfus Appreciation Service Shares	308,083	162,785
Fidelity VIP Contrafund Service Class 2	5,751,723	6,885,831
Fidelity VIP Freedom 2010 Service Class 2	150,774	93,017

Variable Accounts	Purchases	Sales
Fidelity VIP Freedom 2015 Service Class 2	$412,680	$1,442,858
Fidelity VIP Freedom 2020 Service Class 2	2,396,151	2,253,682
Fidelity VIP Freedom 2025 Service Class 2	2,427,359	1,079,100
Fidelity VIP Freedom 2030 Service Class 2	2,070,203	1,768,125
Fidelity VIP Freedom 2035 Service Class 2	2,592,468	647,281
Fidelity VIP Freedom 2045 Service Class 2	873,496	211,983
Fidelity VIP Freedom Income Service Class 2	575,310	297,735
Fidelity VIP Growth Service Class 2	4,319,883	2,409,045
Fidelity VIP Mid Cap Service Class 2	3,088,098	4,238,037
Fidelity VIP Money Market Service Class (1)	269,113,710	98,887,324
Fidelity VIP Value Strategies Service Class 2	1,692,856	1,108,096
Templeton Foreign VIP Class 2	12,676,457	3,562,738
Templeton Global Bond VIP Class 2	9,390,231	9,250,026
GE Investments Total Return Class 3	739,013	322,379
Janus Aspen Series Overseas Service Shares	6,978,471	6,279,214
Janus Aspen Series Enterprise Service Shares	2,986,714	1,874,571
Lazard Retirement Global Dynamic Multi Asset Service Class (1)	439,237	12,886
Lazard Retirement U.S. Strategic Equity Service Class	3,708,908	1,554,466
ClearBridge Variable Aggressive Growth - Class II	7,700,965	2,501,218
ClearBridge Variable Mid Cap Core - Class II	8,649,224	2,918,742
Lord Abbett Bond Debenture Class VC (1)	808,123	19,772
Lord Abbett Developing Growth Class VC	5,130,333	3,264,500
Lord Abbett Fundamental Equity Class VC	3,385,154	7,110,540
Lord Abbett Total Return Class VC	22,501,096	737,019
I	6,738,447	9,573,343
II	9,081,019	5,578,948
III	7,323,005	6,191,119
V	6,309,599	2,409,277
MFS New Discovery Series - Service Class	7,020,483	5,078,068
MFS Utilities Series - Service Class	5,668,152	3,676,312
Neuberger Berman Socially Responsive I Class	111,287	38,048
Oppenheimer Global Fund/VA Service Shares	2,601,859	430,940
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	829,308	2,386,144
Royce Micro-Cap Service Class	615,411	561,585
T.Rowe Price Blue Chip Growth - II	12,506,256	6,100,408
T.Rowe Price Equity Income - II	8,306,288	19,896,718
Van Eck VIP Global Hard Assets Initial Class	7,621,300	11,968,552

(1) Operations commenced during 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	2,235,807	(740,158)	1,495,649	577,016	(579,109)	(2,093)
Floating Rate Income (1)	391,924	(264,453)	127,471	134,959	(26,276)	108,683
Floating Rate Loan	623,567	(1,193,952)	(570,385)	1,260,261	(383,906)	876,355
High Yield Bond	569,468	(639,211)	(69,743)	471,168	(682,789)	(211,621)
Inflation Managed	372,474	(571,006)	(198,532)	323,627	(936,779)	(613,152)
Inflation Strategy	238,563	(245,770)	(7,207)	174,624	(151,947)	22,677
Managed Bond	3,399,534	(4,424,384)	(1,024,850)	1,207,284	(1,804,948)	(597,664)
Short Duration Bond	1,956,696	(1,450,121)	506,575	1,785,895	(1,042,540)	743,355
Emerging Markets Debt	146,310	(76,524)	69,786	318,744	(122,078)	196,666
American Funds Growth	2,730,496	(2,810,616)	(80,120)	881,162	(702,576)	178,586
American Funds Growth-Income	815,198	(722,725)	92,473	754,252	(597,369)	156,883
Comstock	1,056,661	(909,214)	147,447	875,881	(573,330)	302,551
Dividend Growth	641,647	(762,568)	(120,921)	697,478	(721,316)	(23,838)
Equity Index	1,376,267	(1,388,187)	(11,920)	800,726	(1,242,163)	(441,437)
Focused Growth	234,143	(292,376)	(58,233)	340,138	(703,464)	(363,326)
Growth	266,040	(568,839)	(302,799)	223,160	(508,821)	(285,661)
Large-Cap Growth	1,412,138	(1,627,031)	(214,893)	596,207	(912,307)	(316,100)
Large-Cap Value	744,239	(985,031)	(240,792)	844,214	(1,045,469)	(201,255)
Long/Short Large-Cap	302,773	(192,134)	110,639	509,008	(315,536)	193,472
Main Street Core	416,629	(599,987)	(183,358)	187,921	(399,392)	(211,471)
Mid-Cap Equity	467,676	(772,951)	(305,275)	307,996	(666,253)	(358,257)
Mid-Cap Growth	941,790	(1,166,121)	(224,331)	718,689	(978,613)	(259,924)
Mid-Cap Value	413,328	(443,554)	(30,226)	620,529	(353,070)	267,459
Small-Cap Equity	314,064	(238,570)	75,494	274,056	(222,620)	51,436
Small-Cap Growth	94,811	(595,245)	(500,434)	415,228	(420,969)	(5,741)
Small-Cap Index	952,895	(1,559,196)	(606,301)	850,930	(1,142,962)	(292,032)
Small-Cap Value	414,611	(565,826)	(151,215)	520,166	(575,301)	(55,135)
Value Advantage (2)	464,488	(22,358)	442,130	10,857	(926)	9,931
Health Sciences	421,651	(384,142)	37,509	445,178	(438,755)	6,423
Real Estate	563,724	(720,198)	(156,474)	361,852	(447,332)	(85,480)
Technology	822,490	(878,326)	(55,836)	445,275	(513,543)	(68,268)
Emerging Markets	990,350	(1,154,395)	(164,045)	937,470	(1,079,432)	(141,962)
International Large-Cap	1,864,641	(2,754,780)	(890,139)	2,530,620	(3,253,163)	(722,543)
International Small-Cap	693,203	(489,062)	204,141	502,391	(392,452)	109,939
International Value	842,194	(962,853)	(120,659)	847,276	(932,601)	(85,325)
Currency Strategies (3)	44,674	(7,471)	37,203	22,423	(11,337)	11,086
Global Absolute Return (4)	49,957	(12,354)	37,603	213,505	(111,442)	102,063
Precious Metals (5)	336,902	(150,651)	186,251	134,216	(26,633)	107,583
American Funds Asset Allocation	422,286	(223,554)	198,732	471,670	(121,310)	350,360
Pacific Dynamix - Conservative Growth	143,084	(45,551)	97,533	84,661	(70,274)	14,387
Pacific Dynamix - Moderate Growth	535,446	(143,088)	392,358	414,775	(102,851)	311,924
Pacific Dynamix - Growth	446,306	(197,969)	248,337	389,000	(116,429)	272,571
Portfolio Optimization Conservative	417,021	(1,082,146)	(665,125)	553,598	(908,000)	(354,402)
Portfolio Optimization Moderate-Conservative	1,589,631	(1,893,737)	(304,106)	642,158	(1,047,963)	(405,805)
Portfolio Optimization Moderate	3,072,369	(3,417,394)	(345,025)	3,084,023	(3,495,998)	(411,975)
Portfolio Optimization Growth	3,869,030	(4,629,241)	(760,211)	3,763,808	(3,870,635)	(106,827)
Portfolio Optimization Aggressive-Growth	1,757,828	(1,845,783)	(87,955)	1,681,906	(1,553,113)	128,793
Invesco V.I. International Growth Series II	501,160	(199,989)	301,171	376,860	(127,425)	249,435
American Century VP Mid Cap Value Class II	302,413	(213,248)	89,165	430,093	(193,382)	236,711
BlackRock Basic Value V.I. Class III	527,005	(401,947)	125,058	556,760	(472,026)	84,734
BlackRock Global Allocation V.I. Class III	788,194	(657,665)	130,529	839,534	(832,700)	6,834
Dreyfus Appreciation Service Shares (4)	29,431	(17,728)	11,703	177,069	(162,751)	14,318
Fidelity VIP Contrafund Service Class 2	428,886	(557,936)	(129,050)	526,004	(742,278)	(216,274)
Fidelity VIP Freedom 2010 Service Class 2	11,964	(9,694)	2,270	14,318	(20,424)	(6,106)
Fidelity VIP Freedom 2015 Service Class 2	29,479	(112,602)	(83,123)	63,258	(36,730)	26,528
Fidelity VIP Freedom 2020 Service Class 2	180,314	(189,626)	(9,312)	86,927	(61,359)	25,568
Fidelity VIP Freedom 2025 Service Class 2	188,091	(105,238)	82,853	176,115	(122,378)	53,737
Fidelity VIP Freedom 2030 Service Class 2	159,350	(158,184)	1,166	119,109	(68,955)	50,154
Fidelity VIP Freedom 2035 Service Class 2	301,366	(158,276)	143,090	47,917	(6,475)	41,442
Fidelity VIP Freedom 2045 Service Class 2	70,292	(24,001)	46,291	53,661	(15,637)	38,024

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Freedom Income Service Class 2	39,190	(19,638)	19,552	48,311	(52,091)	(3,780)
Fidelity VIP Growth Service Class 2	234,441	(137,603)	96,838	121,114	(120,337)	777
Fidelity VIP Mid Cap Service Class 2	187,363	(275,771)	(88,408)	349,477	(500,619)	(151,142)
Fidelity VIP Money Market Service Class (6)	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	96,339	(68,408)	27,931	289,034	(296,635)	(7,601)
Templeton Foreign VIP Class 2	1,086,079	(424,939)	661,140	707,253	(199,293)	507,960
Templeton Global Bond VIP Class 2	934,854	(1,100,856)	(166,002)	1,386,451	(1,581,199)	(194,748)
GE Investments Total Return Class 3	50,079	(25,903)	24,176	80,779	(31,605)	49,174
Janus Aspen Series Overseas Service Shares	508,278	(716,482)	(208,204)	516,451	(1,607,852)	(1,091,401)
Janus Aspen Series Enterprise Service Shares	175,380	(133,226)	42,154	183,129	(224,120)	(40,991)
Lazard Retirement Global Dynamic Multi Asset Service Class (6)	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	242,003	(120,336)	121,667	32,828	(39,433)	(6,605)
ClearBridge Variable Aggressive Growth - Class II	463,709	(243,081)	220,628	531,482	(158,982)	372,500
ClearBridge Variable Mid Cap Core - Class II	456,356	(220,376)	235,980	449,602	(75,306)	374,296
Lord Abbett Bond Debenture Class VC (6)	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	382,108	(269,692)	112,416	273,688	(90,445)	183,243
Lord Abbett Fundamental Equity Class VC	160,828	(494,202)	(333,374)	251,435	(665,764)	(414,329)
Lord Abbett Total Return Class VC (7)	2,228,067	(141,251)	2,086,816	122,501	(4,716)	117,785
I	397,392	(520,489)	(123,097)	456,701	(437,100)	19,601
II	279,937	(336,173)	(56,236)	237,300	(299,263)	(61,963)
III	102,730	(163,950)	(61,220)	117,468	(216,742)	(99,274)
V	351,616	(315,348)	36,268	335,682	(308,831)	26,851
MFS New Discovery Series - Service Class	349,175	(367,799)	(18,624)	480,623	(255,903)	224,720
MFS Utilities Series - Service Class	384,955	(318,000)	66,955	267,911	(604,404)	(336,493)
Neuberger Berman Socially Responsive I Class (4)	9,109	(3,423)	5,686	11,818	(358)	11,460
Oppenheimer Global Fund/VA Service Shares (8)	223,783	(49,683)	174,100	103,262	(3,008)	100,254
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	144,908	(326,037)	(181,129)	500,796	(838,197)	(337,401)
Royce Micro-Cap Service Class	46,713	(53,899)	(7,186)	88,254	(79,401)	8,853
T. Rowe Price Blue Chip Growth - II	958,048	(661,389)	296,659	1,149,902	(1,067,954)	81,948
T. Rowe Price Equity Income - II	731,381	(1,437,413)	(706,032)	1,153,761	(835,877)	317,884
Van Eck VIP Global Hard Assets Initial Class	540,640	(701,995)	(161,355)	594,893	(1,054,399)	(459,506)

(1)	Operations commenced on May 1, 2013.
(2)	Operations commenced on May 6, 2013.
(3)	Operations commenced on May 7, 2013.
(4)	Operations commenced on May 16, 2013.
(5)	Operations commenced on May 3, 2013.
(6)	Operations commenced during 2014 (See Note 1).
(7)	Operations commenced on May 31, 2013.
(8)	Operations commenced on May 22, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly named Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Money Market Service Class, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2 (formerly named Templeton Foreign Securities Class 2),Templeton Global Bond VIP Class 2 (formerly named Templeton Global Bond Securities Class 2), GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Shares, Janus Aspen Series Enterprise Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Lord Abbet Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class (formerly named PIMCO Global Multi-Asset – Advisor Class), Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2014, the results of their operations for the year or period then ended and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Reports as of December 31, 2014 for:

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17463-25